UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 99.0%
		Asset-Backed Securities — 1.8%
1,326		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	1,311
		AmeriCredit Automobile Receivables Trust,
1,142		Series 2005-BM, Class A4, VAR, 2.258%, 05/06/12	998
2,527		Series 2006-BG, Class A3, 5.210%, 10/06/11	2,441
5,065		Series 2006-BG, Class A4, 5.210%, 09/06/13	3,936
1,000		Series 2007-CM, Class A3B, VAR, 2.208%, 05/07/12	888
550		Series 2008-AF, Class A4, 6.960%, 10/14/14	441
1,233		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.765%, 04/25/36 (i)	711
		Capital One Auto Finance Trust,
2,931		Series 2007-B, Class A3A, 5.030%, 04/15/12	2,737
300		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	297
445		Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.050%, 03/15/10	444
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.950%, 02/18/14	2,460
800		Series 2007-A3, Class A3, 6.150%, 06/15/39	647
930		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.775%, 12/25/33	752
700		CNH Equipment Trust, Series 2008-B, Class A4A, 5.600%, 11/15/14	642
790		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 1.995%, 10/25/34 (i)	556
800		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	753
1,000		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	865
300		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, VAR, 1.495%, 12/25/36	202
		Ford Credit Auto Owner Trust,
2,500		Series 2006-B, Class A4, 5.250%, 09/15/11	2,373
1,400		Series 2007-B, Class A3A, 5.150%, 11/15/11	1,331
598		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	396
888		Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	843
6,440		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	6,219
400		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 1.595%, 03/25/36	302
		Long Beach Mortgage Loan Trust,
650		Series 2006-8, Class 2A2, VAR, 1.485%, 09/25/36	506
1,698		Series 2006-WL2, Class 2A3, VAR, 1.595%, 01/25/36	1,352
296		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 1.435%, 08/25/36	280
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,468
866		Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	759
1,507		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	1,442
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	895
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	260
840		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.080%, 11/25/32	696
229		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.350%, 02/22/11	229
1,023		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.870%, 08/17/12	996

		Total Asset-Backed Securities (Cost $47,002)	41,428

		Collateralized Mortgage Obligations — 53.7%
		Agency CMO — 40.4%
2,970		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	3,126
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
574		Series 8, Class ZA, 7.000%, 03/25/23	621
9		Series 55, Class GL, IF, IO, 0.600%, 04/25/24	—	(h)
		Federal Home Loan Mortgage Corp. REMICS,
82		Series 11, Class D, 9.500%, 07/15/19	86
27		Series 22, Class C, 9.500%, 04/15/20	29
41		Series 23, Class F, 9.600%, 04/15/20	43
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
4		Series 47, Class F, 10.000%, 06/15/20	5
15		Series 99, Class Z, 9.500%, 01/15/21	17
—	(h)	Series 204, Class E, HB, IF, 1,602.680%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
16		Series 1065, Class J, 9.000%, 04/15/21	17
5		Series 1079, Class S, HB, IF, 29.113%, 05/15/21	8
24		Series 1084, Class F, VAR, 2.388%, 05/15/21	24
17		Series 1084, Class S, HB, IF, 38.756%, 05/15/21	17
28		Series 1116, Class I, 5.500%, 08/15/21	28
28		Series 1144, Class KB, 8.500%, 09/15/21	28
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,021.801%, 01/15/22	21
169		Series 1212, Class IZ, 8.000%, 02/15/22	173
44		Series 1250, Class J, 7.000%, 05/15/22	46
60		Series 1343, Class LA, 8.000%, 08/15/22	66
76		Series 1343, Class LB, 7.500%, 08/15/22	76
131		Series 1370, Class JA, VAR, 2.588%, 09/15/22	133
132		Series 1455, Class WB, IF, 3.956%, 12/15/22	118
602		Series 1466, Class PZ, 7.500%, 02/15/23	654
10		Series 1470, Class F, VAR, 3.769%, 02/15/23	11
736		Series 1498, Class I, VAR, 2.588%, 04/15/23	736
906		Series 1502, Class PX, 7.000%, 04/15/23	941
123		Series 1505, Class Q, 7.000%, 05/15/23	128
298		Series 1518, Class G, IF, 8.362%, 05/15/23	303
103		Series 1541, Class M, IF, 16.604%, 07/15/23	129
281		Series 1541, Class O, VAR, 3.220%, 07/15/23	278
133		Series 1558, Class D, 6.500%, 07/15/23	134
26		Series 1570, Class F, VAR, 4.269%, 08/15/23	26
946		Series 1573, Class PZ, 7.000%, 09/15/23	1,017
614		Series 1591, Class PV, 6.250%, 10/15/23	640
64		Series 1595, Class D, 7.000%, 10/15/13	68
202		Series 1596, Class D, 6.500%, 10/15/13	207
27		Series 1602, Class SA, IF, 18.078%, 10/15/23	29
—	(h)	Series 1604, Class SA, IF, 10.727%, 11/15/08	—	(h)
39		Series 1607, Class SA, IF, 14.878%, 10/15/13	41
2,659		Series 1608, Class L, 6.500%, 09/15/23	2,773
902		Series 1609, Class LG, IF, 14.219%, 11/15/23	999
188		Series 1611, Class JA, VAR, 2.375%, 08/15/23	188
179		Series 1611, Class JB, IF, 18.119%, 08/15/23	182
3		Series 1625, Class SD, IF, 8.505%, 12/15/08	3
856		Series 1638, Class H, 6.500%, 12/15/23	912
1,152		Series 1642, Class PJ, 6.000%, 11/15/23	1,197
1		Series 1659, Class SB, IF, 8.500%, 01/15/09	1
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	15
46		Series 1685, Class Z, 6.000%, 11/15/23	46
18		Series 1686, Class SH, IF, 16.003%, 02/15/24	23
377		Series 1695, Class EB, 7.000%, 03/15/24	414
16		Series 1698, Class SC, IF, 10.937%, 03/15/09	16
78		Series 1699, Class FC, VAR, 2.038%, 03/15/24	79
335		Series 1700, Class GA, PO, 02/15/24	323
943		Series 1706, Class K, 7.000%, 03/15/24	1,000
35		Series 1709, Class FA, VAR, 2.890%, 03/15/24	35
78		Series 1745, Class D, 7.500%, 08/15/24	85
2,312		Series 1760, Class ZD, VAR, 3.240%, 02/15/24	2,282
934		Series 1798, Class F, 5.000%, 05/15/23	942
14		Series 1807, Class G, 9.000%, 10/15/20	15
268		Series 1829, Class ZB, 6.500%, 03/15/26	279
41		Series 1844, Class E, 6.500%, 10/15/13	42
275		Series 1863, Class Z, 6.500%, 07/15/26	295
39		Series 1865, Class D, PO, 02/15/24	27
164		Series 1890, Class H, 7.500%, 09/15/26	175
471		Series 1899, Class ZE, 8.000%, 09/15/26	477
27		Series 1935, Class FL, VAR, 2.138%, 02/15/27	26
364		Series 1963, Class Z, 7.500%, 01/15/27	374
56		Series 1970, Class PG, 7.250%, 07/15/27	61
548		Series 1981, Class Z, 6.000%, 05/15/27	590
244		Series 1987, Class PE, 7.500%, 09/15/27	245
—	(h)	Series 2017, Class SE, IF, 14.147%, 12/15/08	—	(h)
532		Series 2019, Class Z, 6.500%, 12/15/27	555
259		Series 2025, Class PE, 6.300%, 01/15/13	263
196		Series 2033, Class SN, IF, IO, 18.997%, 03/15/24	104
529		Series 2038, Class PN, IO, 7.000%, 03/15/28	79
954		Series 2040, Class PE, 7.500%, 03/15/28	979
215		Series 2043, Class CJ, 6.500%, 04/15/28	222
710		Series 2054, Class PV, 7.500%, 05/15/28	758
379		Series 2055, Class OE, 6.500%, 05/15/13	393
1,701		Series 2075, Class PH, 6.500%, 08/15/28	1,760
1,790		Series 2075, Class PM, 6.250%, 08/15/28	1,855
969		Series 2086, Class GB, 6.000%, 09/15/28	1,003
639		Series 2089, Class PJ, IO, 7.000%, 10/15/28	110
3,060		Series 2095, Class PE, 6.000%, 11/15/28	3,157
945		Series 2102, Class TC, 6.000%, 12/15/13	980
622		Series 2102, Class TU, 6.000%, 12/15/13	646
2,458		Series 2115, Class PE, 6.000%, 01/15/14	2,549
1,000		Series 2125, Class JZ, 6.000%, 02/15/29	1,029
179		Series 2132, Class SB, IF, 18.201%, 03/15/29	219
136		Series 2134, Class PI, IO, 6.500%, 03/15/19	19
67		Series 2135, Class UK, IO, 6.500%, 03/15/14	6
88		Series 2141, Class IO, IO, 7.000%, 04/15/29	14
2		Series 2143, Class CD, 6.000%, 02/15/28	2
187		Series 2163, Class PC, IO, 7.500%, 06/15/29	41
1,507		Series 2169, Class TB, 7.000%, 06/15/29	1,620
942		Series 2172, Class QC, 7.000%, 07/15/29	1,032
1,179		Series 2176, Class OJ, 7.000%, 08/15/29	1,229
116		Series 2189, Class SA, IF, 15.335%, 02/15/28	119
524		Series 2201, Class C, 8.000%, 11/15/29	554
406		Series 2209, Class TC, 8.000%, 01/15/30	425
629		Series 2210, Class Z, 8.000%, 01/15/30	665
186		Series 2224, Class CB, 8.000%, 03/15/30	192
481		Series 2230, Class Z, 8.000%, 04/15/30	523
384		Series 2234, Class PZ, 7.500%, 05/15/30	414
299		Series 2247, Class Z, 7.500%, 08/15/30	324
430		Series 2256, Class MC, 7.250%, 09/15/30	466
923		Series 2259, Class ZM, 7.000%, 10/15/30	996
32		Series 2261, Class ZY, 7.500%, 10/15/30	32
114		Series 2262, Class Z, 7.500%, 10/15/30	117
923		Series 2271, Class PC, 7.250%, 12/15/30	943
1,555		Series 2283, Class K, 6.500%, 12/15/23	1,642
579		Series 2296, Class PD, 7.000%, 03/15/31	624
170		Series 2306, Class K, PO, 05/15/24	152
402		Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	82
606		Series 2313, Class LA, 6.500%, 05/15/31	627
168		Series 2323, Class VO, 6.000%, 10/15/22	169
1,140		Series 2325, Class PM, 7.000%, 06/15/31	1,223
2,909		Series 2344, Class QG, 6.000%, 08/15/16	3,022
6,851		Series 2344, Class ZD, 6.500%, 08/15/31	7,171
583		Series 2344, Class ZJ, 6.500%, 08/15/31	600
601		Series 2345, Class NE, 6.500%, 08/15/31	619
773		Series 2345, Class PQ, 6.500%, 08/15/16	815
823		Series 2351, Class PZ, 6.500%, 08/15/31	859
6,823		Series 2353, Class AZ, 6.000%, 09/15/31	7,005
1,051		Series 2353, Class TD, 6.000%, 09/15/16	1,101
863		Series 2355, Class BP, 6.000%, 09/15/16	901
491		Series 2359, Class PM, 6.000%, 09/15/16	512
1,448		Series 2359, Class ZB, 8.500%, 06/15/31	1,575
1,616		Series 2360, Class PG, 6.000%, 09/15/16	1,684
33		Series 2362, Class PD, 6.500%, 06/15/20	33
406		Series 2363, Class PF, 6.000%, 09/15/16	424
728		Series 2366, Class MD, 6.000%, 10/15/16	751
1,137		Series 2367, Class ME, 6.500%, 10/15/31	1,167
2,843		Series 2391, Class QR, 5.500%, 12/15/16	2,923
584		Series 2391, Class VQ, 6.000%, 10/15/12	600
548		Series 2392, Class PV, 6.000%, 12/15/20	553
976		Series 2394, Class MC, 6.000%, 12/15/16	1,020
1,441		Series 2399, Class OH, 6.500%, 01/15/32	1,478
2,259		Series 2399, Class TH, 6.500%, 01/15/32	2,317
2,073		Series 2410, Class NG, 6.500%, 02/15/32	2,122
584		Series 2410, Class OE, 6.375%, 02/15/32	602
1,607		Series 2410, Class QS, IF, 15.802%, 02/15/32	1,579
519		Series 2410, Class QX, IF, IO, 7.228%, 02/15/32	73
162		Series 2412, Class SE, IF, 13.591%, 02/15/09	165
1,366		Series 2412, Class SP, IF, 13.255%, 02/15/32	1,486
2,843		Series 2420, Class XK, 6.500%, 02/15/32	2,911
1,125		Series 2423, Class MC, 7.000%, 03/15/32	1,190
1,199		Series 2423, Class MT, 7.000%, 03/15/32	1,268
886		Series 2425, Class OB, 6.000%, 03/15/17	925
2,260		Series 2430, Class WF, 6.500%, 03/15/32	2,325
1,718		Series 2434, Class TC, 7.000%, 04/15/32	1,821
565		Series 2435, Class CJ, 6.500%, 04/15/32	600
1,884		Series 2435, Class VH, 6.000%, 07/15/19	1,918
1,485		Series 2436, Class MC, 7.000%, 04/15/32	1,579
1,061		Series 2444, Class ES, IF, IO, 6.528%, 03/15/32	118
665		Series 2450, Class GZ, 7.000%, 05/15/32	705
849		Series 2450, Class SW, IF, IO, 6.578%, 03/15/32	94
195		Series 2454, Class BG, 6.500%, 08/15/31	196
3,791		Series 2455, Class GK, 6.500%, 05/15/32	3,884
727		Series 2458, Class QE, 5.500%, 06/15/17	747
2,766		Series 2460, Class VZ, 6.000%, 11/15/29	2,815
1,693		Series 2462, Class JG, 6.500%, 06/15/32	1,731
1,921		Series 2466, Class PG, 6.500%, 04/15/32	1,952
942		Series 2466, Class PH, 6.500%, 06/15/32	1,000
1,733		Series 2474, Class NR, 6.500%, 07/15/32	1,774
398		Series 2480, Class PV, 6.000%, 07/15/11	408
2,044		Series 2484, Class LZ, 6.500%, 07/15/32	2,086
459		Series 2498, Class UD, 5.500%, 06/15/16	464
2,260		Series 2500, Class MC, 6.000%, 09/15/32	2,378
336		Series 2503, Class BH, 5.500%, 09/15/17	345
1,668		Series 2508, Class AQ, 5.500%, 10/15/17	1,715
1,130		Series 2512, Class PG, 5.500%, 10/15/22	1,131
809		Series 2513, Class TG, 6.000%, 02/15/32	822
1,448		Series 2513, Class YO, PO, 02/15/32	1,388
3,280		Series 2515, Class DE, 4.000%, 03/15/32	3,088
1,164		Series 2518, Class PX, 5.500%, 09/15/13	1,201
322		Series 2519, Class BT, 8.500%, 09/15/31	339
260		Series 2521, Class PU, 5.500%, 05/15/10	263
1,578		Series 2527, Class VU, 5.500%, 10/15/13	1,598
1,665		Series 2535, Class BK, 5.500%, 12/15/22	1,712
2,260		Series 2537, Class TE, 5.500%, 12/15/17	2,329
659		Series 2541, Class GX, 5.500%, 02/15/17	668
1,884		Series 2543, Class YX, 6.000%, 12/15/32	2,005
2,449		Series 2544, Class HC, 6.000%, 12/15/32	2,550
2,532		Series 2552, Class ME, 6.000%, 01/15/33	2,690
1,209		Series 2565, Class MB, 6.000%, 05/15/30	1,222
1,281		Series 2567, Class QD, 6.000%, 02/15/33	1,345
399		Series 2571, Class SK, HB, IF, 28.366%, 09/15/23	569
3,767		Series 2575, Class ME, 6.000%, 02/15/33	3,981
1,568		Series 2586, Class WI, IO, 6.500%, 03/15/33	188
2,000		Series 2587, Class WX, 5.000%, 03/15/18	2,006
4,038		Series 2591, Class WI, IO, 5.500%, 02/15/30	254
1,278		Series 2594, Class VA, 6.000%, 03/15/14	1,296
2,440		Series 2594, Class VP, 6.000%, 02/15/14	2,470
3,540		Series 2594, Class VQ, 6.000%, 08/15/20	3,606
1,380		Series 2596, Class QG, 6.000%, 03/15/33	1,476
4,415		Series 2597, Class DS, IF, IO, 6.128%, 02/15/33	255
5,654		Series 2599, Class DS, IF, IO, 5.578%, 02/15/33	283
7,310		Series 2610, Class DS, IF, IO, 5.678%, 03/15/33	372
7,149		Series 2611, Class SH, IF, IO, 6.228%, 10/15/21	403
1,130		Series 2611, Class UH, 4.500%, 05/15/18	1,108
4,877		Series 2617, Class AK, 4.500%, 05/15/18	4,707
1,697		Series 2617, Class GR, 4.500%, 05/15/18	1,668
277		Series 2619, Class HR, 3.500%, 11/15/31	260
1,087		Series 2619, Class IM, IO, 5.000%, 10/15/21	74
535		Series 2624, Class IU, IO, 5.000%, 06/15/33	90
7,477		Series 2626, Class NS, IF, IO, 5.128%, 06/15/23	532
856		Series 2628, Class WA, 4.000%, 07/15/28	835
32		Series 2630, Class KN, 2.500%, 04/15/13	32
2,260		Series 2631, Class LC, 4.500%, 06/15/18	2,229
1,480		Series 2636, Class Z, 4.500%, 06/15/18	1,460
2,005		Series 2637, Class SA, IF, IO, 4.678%, 06/15/18	136
169		Series 2638, Class DS, IF, 7.178%, 07/15/23	153
2,340		Series 2638, Class SA, IF, IO, 5.678%, 11/15/16	99
829		Series 2640, Class UG, IO, 5.000%, 01/15/32	152
5,604		Series 2640, Class UP, IO, 5.000%, 01/15/32	480
612		Series 2640, Class UR, IO, 4.500%, 08/15/17	22
490		Series 2643, Class HI, IO, 4.500%, 12/15/16	21
1,790		Series 2650, Class PO, PO, 12/15/32	1,539
5,988		Series 2650, Class SO, PO, 12/15/32	5,136
2,515		Series 2651, Class VZ, 4.500%, 07/15/18	2,478
1,271		Series 2656, Class SH, IF, 17.333%, 02/15/25	1,268
568		Series 2663, Class EO, PO, 08/15/33	438
3,144		Series 2668, Class SB, IF, 5.936%, 10/15/15	3,012
1,884		Series 2672, Class ME, 5.000%, 11/15/22	1,885
617		Series 2672, Class SJ, IF, 5.891%, 09/15/16	578
5,760		Series 2675, Class CK, 4.000%, 09/15/18	5,540
2,430		Series 2682, Class YS, IF, 4.725%, 10/15/33	2,151
219		Series 2683, Class VA, 5.500%, 02/15/21	222
16,500		Series 2684, Class PO, PO, 01/15/33	12,140
3,014		Series 2684, Class TO, PO, 10/15/33	2,039
1,115		Series 2686, Class GB, 5.000%, 05/15/20	1,128
2,805		Series 2686, Class NS, IF, IO, 6.178%, 10/15/21	187
967		Series 2686, Class SO, IF, 11.355%, 07/15/26	943
1,538		Series 2691, Class ME, 4.500%, 04/15/32	1,511
1,807		Series 2691, Class WS, IF, 6.866%, 10/15/33	1,551
838		Series 2692, Class SC, IF, 10.442%, 07/15/33	771
1,742		Series 2695, Class DE, 4.000%, 01/15/17	1,733
605		Series 2696, Class CO, PO, 10/15/18	495
500		Series 2696, Class SM, IF, 11.355%, 12/15/26	508
372		Series 2700, Class S, IF, 6.866%, 11/15/33	328
1,205		Series 2702, Class PC, 5.000%, 01/15/23	1,205
1,217		Series 2705, Class SC, IF, 6.866%, 11/15/33	1,006
2,298		Series 2705, Class SD, IF, 7.171%, 11/15/33	2,016
1,712		Series 2715, Class OG, 5.000%, 01/15/23	1,696
3,014		Series 2716, Class UN, 4.500%, 12/15/23	2,808
1,607		Series 2720, Class PC, 5.000%, 12/15/23	1,607
430		Series 2721, Class PI, IO, 5.000%, 05/15/16	3
7,722		Series 2727, Class BS, IF, 6.941%, 01/15/34	6,024
269		Series 2727, Class PO, PO, 01/15/34	192
51		Series 2733, Class GF, VAR, 0.000%, 09/15/33	47
844		Series 2739, Class S, IF, 9.155%, 01/15/34	696
1,020		Series 2744, Class FE, VAR, 0.000%, 02/15/34	839
33		Series 2744, Class PC, 5.500%, 01/15/31	33
1,705		Series 2744, Class PE, 5.500%, 02/15/34	1,820
3,332		Series 2744, Class TU, 5.500%, 05/15/32	3,312
2,445		Series 2751, Class BA, 4.000%, 10/15/18	2,391
789		Series 2753, Class S, IF, 9.155%, 02/15/34	666
3,648		Series 2755, Class PA, PO, 02/15/29	3,412
2,289		Series 2755, Class SA, IF, 11.355%, 05/15/30	2,088
1,519		Series 2762, Class LO, PO, 03/15/34	1,147
838		Series 2766, Class SX, IF, 7.950%, 03/15/34	755
705		Series 2769, Class PO, PO, 03/15/34	489
455		Series 2771, Class FG, VAR, 0.000%, 03/15/34	372
2,137		Series 2776, Class SK, IF, 6.941%, 04/15/34	1,757
1,506		Series 2777, Class OM, PO, 12/15/32	1,129
300		Series 2777, Class SX, IF, 9.153%, 04/15/34	226
707		Series 2778, Class BS, IF, 12.194%, 04/15/34	642
7,538		Series 2778, Class US, IF, IO, 5.778%, 06/15/33	538
854		Series 2780, Class JG, 4.500%, 04/15/19	829
1,284		Series 2783, Class AT, 4.000%, 04/15/19	1,204
1,737		Series 2809, Class UB, 4.000%, 09/15/17	1,719
5,515		Series 2809, Class UC, 4.000%, 06/15/19	5,272
255		Series 2827, Class SQ, IF, 7.500%, 01/15/19	225
2,689		Series 2827, Class XO, PO, 01/15/23	2,463
443		Series 2835, Class QO, PO, 12/15/32	385
689		Series 2838, Class FQ, VAR, 1.873%, 08/15/34	672
2,404		Series 2840, Class JO, PO, 06/15/23	2,017
64		Series 2841, Class GO, PO, 08/15/34	53
1,032		Series 2841, Class YA, 5.500%, 07/15/27	1,038
927		Series 2846, Class PO, PO, 08/15/34	669
598		Series 2849, Class PO, PO, 08/15/34	487
1,398		Series 2870, Class KC, 4.250%, 05/15/18	1,397
3,000		Series 2872, Class JE, 4.500%, 02/15/18	3,010
152		Series 2888, Class SL, IF, 9.555%, 11/15/34	133
1,145		Series 2890, Class DO, PO, 11/15/34	780
3,231		Series 2934, Class EC, PO, 02/15/20	2,965
658		Series 2934, Class EN, PO, 02/15/18	604
325		Series 2949, Class GU, IF, 18.150%, 03/15/35	286
279		Series 2958, Class KB, 5.500%, 04/15/35	279
856		Series 2958, Class QD, 4.500%, 04/15/20	846
3,425		Series 2965, Class GD, 4.500%, 04/15/20	3,358
8,562		Series 2971, Class GB, 5.000%, 11/15/16	8,704
856		Series 2971, Class GC, 5.000%, 07/15/18	866
942		Series 2975, Class KO, PO, 05/15/35	691
1,133		Series 2989, Class PO, PO, 06/15/23	992
4,281		Series 3004, Class EK, 5.500%, 07/15/35	3,936
554		Series 3007, Class AI, IO, 5.500%, 07/15/24	43
463		Series 3014, Class OD, PO, 08/15/35	343
620		Series 3022, Class OH, PO, 08/15/35	541
572		Series 3044, Class VO, PO, 10/15/35	421
6,344		Series 3047, Class OB, 5.500%, 12/15/33	6,519
944		Series 3047, Class OD, 5.500%, 10/15/35	942
3,095		Series 3064, Class MC, 5.500%, 11/15/35	3,060
2,141		Series 3064, Class OB, 5.500%, 07/15/29	2,195
1,073		Series 3068, Class AO, PO, 01/15/35	1,003
751		Series 3068, Class MO, PO, 01/15/23	656
2,621		Series 3068, Class QB, 4.500%, 06/15/20	2,497
2,141		Series 3074, Class BH, 5.000%, 11/15/35	2,108
4,094		Series 3100, Class MA, VAR, 7.411%, 12/15/35	3,814
353		Series 3101, Class EA, 6.000%, 06/15/20	355
3,743		Series 3117, Class EO, PO, 02/15/36	3,343
2,431		Series 3117, Class OK, PO, 02/15/36	2,021
2,536		Series 3118, Class DM, 5.000%, 02/15/24	2,467
106		Series 3122, Class ZB, 6.000%, 03/15/36	106
3,312		Series 3134, Class PO, PO, 03/15/36	2,925
4,089		Series 3138, Class PO, PO, 04/15/36	3,518
366		Series 3149, Class SO, PO, 05/15/36	245
2,891		Series 3150, Class PO, PO, 05/15/36	2,523
2,055		Series 3151, Class UC, 5.500%, 08/15/35	2,071
1,637		Series 3152, Class MO, PO, 03/15/36	1,373
1,797		Series 3158, Class LX, VAR, 0.000%, 05/15/36	1,495
491		Series 3164, Class CF, VAR, 0.000%, 04/15/33	425
4,886		Series 3179, Class OA, PO, 07/15/36	4,536
830		Series 3189, Class SN, IF, 14.151%, 11/15/35	875
2,324		Series 3211, Class SO, PO, 09/15/36	2,129
1,602		Series 3218, Class AO, PO, 09/15/36	1,359
1,616		Series 3233, Class OP, PO, 05/15/36	1,484
1,610		Series 3256, Class PO, PO, 12/15/36	1,424
5,466		Series 3260, Class CS, IF, IO, 4.718%, 01/15/37	329
1,748		Series 3261, Class OA, PO, 01/15/37	1,470
2,325		Series 3274, Class JO, PO, 02/15/37	2,072
1,570		Series 3275, Class FL, VAR, 1.863%, 02/15/37	1,479
819		Series 3318, Class AO, PO, 05/15/37	681
2,602		Series 3318, Class EO, PO, 05/15/37	2,123
846		Series 3325, Class OB, PO, 06/15/37	736
2,769		Series 3331, Class PO, PO, 06/15/37	2,481
2,100		Series 3334, Class MC, 5.000%, 04/15/33	2,058
5,211		Series 3424, Class PI, IF, IO, 5.378%, 04/15/38	366
22,567		Series 3430, Class AI, IO, 1.417%, 09/15/12	543
		Federal Home Loan Mortgage Corp. STRIPS,
7		Series 134, Class B, IO, 9.000%, 04/01/22	1
2,177		Series 243, Class 16, IO, 4.500%, 11/15/20	209
4,709		Series 243, Class 17, IO, 4.500%, 12/15/20	397
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
900		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	941
567		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	594
2,899		Series T-54, Class 2A, 6.500%, 02/25/43	2,922
977		Series T-54, Class 3A, 7.000%, 02/25/43	991
429		Series T-58, Class APO, PO, 09/25/43	355
992		Series T-59, Class 1AP, PO, 10/25/43	704
		Federal National Mortgage Association REMICS,
3,512		Series 351, Class 7, IO, 5.000%, 04/01/34	410
18		Series 1988-7, Class Z, 9.250%, 04/25/18	19
41		Series 1989-70, Class G, 8.000%, 10/25/19	44
15		Series 1989-78, Class H, 9.400%, 11/25/19	16
30		Series 1989-83, Class H, 8.500%, 11/25/19	33
29		Series 1989-89, Class H, 9.000%, 11/25/19	33
23		Series 1990-1, Class D, 8.800%, 01/25/20	25
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
9		Series 1990-63, Class H, 9.500%, 06/25/20	10
9		Series 1990-93, Class G, 5.500%, 08/25/20	9
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
37		Series 1990-102, Class J, 6.500%, 08/25/20	39
60		Series 1990-120, Class H, 9.000%, 10/25/20	66
5		Series 1990-134, Class SC, IF, 19.444%, 11/25/20	7
—	(h)	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	8
—	(h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	2
26		Series 1991-24, Class Z, 5.000%, 03/25/21	26
17		Series 1992-38, Class Z, 7.500%, 02/25/22	17
5		Series 1992-101, Class J, 7.500%, 06/25/22	5
150		Series 1992-136, Class PK, 6.000%, 08/25/22	157
102		Series 1992-143, Class MA, 5.500%, 09/25/22	107
274		Series 1992-163, Class M, 7.750%, 09/25/22	297
505		Series 1992-188, Class PZ, 7.500%, 10/25/22	547
205		Series 1993-21, Class KA, 7.700%, 03/25/23	222
293		Series 1993-25, Class J, 7.500%, 03/25/23	318
78		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	87
121		Series 1993-62, Class SA, IF, 14.072%, 04/25/23	149
64		Series 1993-165, Class SD, IF, 8.980%, 09/25/23	64
139		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	134
251		Series 1993-167, Class GA, 7.000%, 09/25/23	258
94		Series 1993-179, Class SB, IF, 17.636%, 10/25/23	122
63		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	62
362		Series 1993-199, Class FA, VAR, 1.988%, 10/25/23	360
177		Series 1993-205, Class H, PO, 09/25/23	167
325		Series 1993-220, Class SG, IF, 13.125%, 11/25/13	337
1		Series 1993-221, Class FH, VAR, 2.538%, 12/25/08	1
1		Series 1993-221, Class SE, IF, 9.500%, 12/25/08	1
241		Series 1993-225, Class UB, 6.500%, 12/25/23	253
71		Series 1993-230, Class FA, VAR, 2.038%, 12/25/23	71
272		Series 1993-247, Class FE, VAR, 2.438%, 12/25/23	271
126		Series 1993-247, Class SU, IF, 10.181%, 12/25/23	142
496		Series 1993-250, Class Z, 7.000%, 12/25/23	519
1,668		Series 1993-257, Class C, PO, 06/25/23	1,661
1		Series 1994-12, Class FC, VAR, 3.819%, 01/25/09	1
—	(h)	Series 1994-33, Class F, VAR, 1.838%, 03/25/09	—	(h)
4		Series 1994-33, Class FA, VAR, 3.769%, 03/25/09	5
21		Series 1994-34, Class DZ, 6.000%, 03/25/09	21
1,099		Series 1994-37, Class L, 6.500%, 03/25/24	1,159
5,290		Series 1994-40, Class Z, 6.500%, 03/25/24	5,525
28		Series 1994-55, Class G, 6.750%, 12/25/23	28
171		Series 1995-2, Class Z, 8.500%, 01/25/25	184
269		Series 1995-19, Class Z, 6.500%, 11/25/23	292
1,130		Series 1996-14, Class SE, IF, IO, 7.010%, 08/25/23	213
5		Series 1996-24, Class E, PO, 03/25/09	5
38		Series 1996-27, Class FC, VAR, 1.938%, 03/25/17	38
94		Series 1996-59, Class J, 6.500%, 08/25/22	99
1,028		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	31
66		Series 1997-27, Class J, 7.500%, 04/18/27	69
109		Series 1997-29, Class J, 7.500%, 04/20/27	117
728		Series 1997-39, Class PD, 7.500%, 05/20/27	778
410		Series 1997-42, Class EN, 7.250%, 07/18/27	424
114		Series 1997-42, Class ZC, 6.500%, 07/18/27	122
3		Series 1997-51, Class PM, IO, 7.000%, 05/18/12	—	(h)
1,605		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,654
316		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	45
57		Series 1998-4, Class C, PO, 04/25/23	51
—	(h)	Series 1998-27, Class B, PO, 12/25/08	—	(h)
1,239		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,304
380		Series 1998-43, Class SA, IF, IO, 15.090%, 04/25/23	160
582		Series 1998-66, Class SB, IF, IO, 6.755%, 12/25/28	126
309		Series 1999-17, Class C, 6.350%, 04/25/29	323
1,423		Series 1999-18, Class Z, 5.500%, 04/18/29	1,435
716		Series 1999-38, Class SK, IF, IO, 6.655%, 08/25/23	82
175		Series 1999-52, Class NS, IF, 19.474%, 10/25/23	224
431		Series 1999-62, Class PB, 7.500%, 12/18/29	468
1,330		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,446
587		Series 2000-20, Class SA, IF, IO, 7.705%, 07/25/30	106
103		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	25
622		Series 2001-4, Class PC, 7.000%, 03/25/21	669
486		Series 2001-5, Class OW, 6.000%, 03/25/16	503
446		Series 2001-7, Class PF, 7.000%, 03/25/31	473
1,894		Series 2001-7, Class PR, 6.000%, 03/25/16	1,983
2,221		Series 2001-10, Class PR, 6.000%, 04/25/16	2,318
1,076		Series 2001-30, Class PM, 7.000%, 07/25/31	1,122
930		Series 2001-31, Class VD, 6.000%, 05/25/31	951
2,010		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	427
1,094		Series 2001-36, Class DE, 7.000%, 08/25/31	1,166
2,320		Series 2001-44, Class MY, 7.000%, 09/25/31	2,454
424		Series 2001-44, Class PD, 7.000%, 09/25/31	449
504		Series 2001-44, Class PU, 7.000%, 09/25/31	534
3,646		Series 2001-48, Class Z, 6.500%, 09/25/21	3,887
104		Series 2001-49, Class DQ, 6.000%, 11/25/15	105
444		Series 2001-49, Class Z, 6.500%, 09/25/31	458
348		Series 2001-52, Class KB, 6.500%, 10/25/31	358
163		Series 2001-52, Class XM, 6.500%, 11/25/10	165
1,249		Series 2001-52, Class XN, 6.500%, 11/25/15	1,297
152		Series 2001-61, Class VB, 7.000%, 12/25/16	152
3,530		Series 2001-61, Class Z, 7.000%, 11/25/31	3,746
609		Series 2001-71, Class MB, 6.000%, 12/25/16	635
1,344		Series 2001-71, Class QE, 6.000%, 12/25/16	1,402
328		Series 2001-72, Class SX, IF, 14.217%, 12/25/31	348
1,793		Series 2001-74, Class MB, 6.000%, 12/25/16	1,879
1,445		Series 2001-80, Class PE, 6.000%, 07/25/29	1,475
407		Series 2002-1, Class HC, 6.500%, 02/25/22	431
404		Series 2002-1, Class SA, IF, 20.654%, 02/25/32	474
272		Series 2002-1, Class UD, IF, 19.469%, 12/25/23	320
1,657		Series 2002-2, Class UC, 6.000%, 02/25/17	1,713
4,593		Series 2002-3, Class OG, 6.000%, 02/25/17	4,789
992		Series 2002-7, Class OG, 6.000%, 03/25/17	1,035
3,219		Series 2002-7, Class TG, 6.000%, 03/25/17	3,357
219		Series 2002-8, Class SR, IF, 13.651%, 03/25/09	222
977		Series 2002-10, Class SB, IF, 15.852%, 03/25/17	1,125
996		Series 2002-11, Class QG, 5.500%, 03/25/17	1,025
3,495		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	106
61		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	61
7,054		Series 2002-18, Class PC, 5.500%, 04/25/17	7,217
1,056		Series 2002-19, Class PE, 6.000%, 04/25/17	1,101
187		Series 2002-21, Class LO, PO, 04/25/32	167
1,503		Series 2002-21, Class PE, 6.500%, 04/25/32	1,539
1,130		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,186
3,496		Series 2002-28, Class PK, 6.500%, 05/25/32	3,587
1,048		Series 2002-37, Class Z, 6.500%, 06/25/32	1,096
753		Series 2002-42, Class C, 6.000%, 07/25/17	795
3,767		Series 2002-48, Class GH, 6.500%, 11/25/32	3,923
808		Series 2002-55, Class QE, 5.500%, 09/25/17	828
10,712		Series 2002-56, Class UC, 5.500%, 09/25/17	10,999
349		Series 2002-61, Class PE, 5.500%, 05/25/16	350
1,195		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,205
1,032		Series 2002-63, Class KC, 5.000%, 10/25/17	1,041
280		Series 2002-73, Class S, IF, 12.763%, 11/25/09	289
3,014		Series 2002-74, Class LD, 5.000%, 01/25/16	3,038
3,462		Series 2002-74, Class PD, 5.000%, 11/25/15	3,487
2,501		Series 2002-74, Class VB, 6.000%, 11/25/31	2,523
1,475		Series 2002-77, Class S, IF, 11.926%, 12/25/32	1,465
2,214		Series 2002-83, Class CS, 6.881%, 08/25/23	2,351
333		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	26
331		Series 2002-93, Class PD, 3.500%, 02/25/29	326
3,107		Series 2002-94, Class BK, 5.500%, 01/25/18	3,206
2,000		Series 2003-3, Class HJ, 5.000%, 02/25/18	2,002
613		Series 2003-8, Class SB, IF, IO, 6.255%, 03/25/16	17
2,524		Series 2003-22, Class UD, 4.000%, 04/25/33	2,151
675		Series 2003-27, Class DW, 4.500%, 04/25/17	673
1,758		Series 2003-34, Class AX, 6.000%, 05/25/33	1,859
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,631
228		Series 2003-35, Class UC, 3.750%, 05/25/33	218
692		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	69
1,319		Series 2003-39, Class LW, 5.500%, 05/25/23	1,282
1,884		Series 2003-41, Class PE, 5.500%, 05/25/23	1,940
735		Series 2003-42, Class GB, 4.000%, 05/25/33	730
753		Series 2003-47, Class PE, 5.750%, 06/25/33	772
1,071		Series 2003-52, Class SX, IF, 18.765%, 10/25/31	1,226
341		Series 2003-60, Class NJ, 5.000%, 07/25/21	340
784		Series 2003-64, Class SX, IF, 6.625%, 07/25/33	683
996		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	29
423		Series 2003-67, Class VQ, 7.000%, 01/25/19	427
355		Series 2003-68, Class QP, 3.000%, 07/25/22	338
1,744		Series 2003-71, Class DS, IF, 3.667%, 08/25/33	1,426
3,663		Series 2003-73, Class GA, 3.500%, 05/25/31	3,476
469		Series 2003-74, Class SH, IF, 7.659%, 08/25/33	374
1,663		Series 2003-76, Class GQ, 4.500%, 08/25/18	1,680
8,953		Series 2003-80, Class SY, IF, IO, 6.255%, 06/25/23	907
1,350		Series 2003-81, Class LC, 4.500%, 09/25/18	1,334
5,092		Series 2003-83, Class PG, 5.000%, 06/25/23	5,060
2,925		Series 2003-86, Class KR, 4.500%, 09/25/16	2,905
1,177		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	1,162
317		Series 2003-92, Class SH, IF, 7.721%, 09/25/18	292
2,260		Series 2003-106, Class US, IF, 6.983%, 11/25/23	1,812
302		Series 2003-106, Class WS, IF, 7.785%, 02/25/23	255
1,284		Series 2003-113, Class PC, 4.000%, 03/25/15	1,286
5,498		Series 2003-116, Class SB, IF, IO, 6.205%, 11/25/33	513
5,137		Series 2003-117, Class JB, 3.500%, 06/25/33	4,780
1,507		Series 2003-122, Class TE, 5.000%, 12/25/22	1,503
1,290		Series 2003-128, Class KE, 4.500%, 01/25/14	1,304
856		Series 2003-128, Class NG, 4.000%, 01/25/19	821
992		Series 2003-130, Class SX, IF, 9.428%, 01/25/34	1,016
918		Series 2003-132, Class OA, PO, 08/25/33	782
4,325		Series 2004-4, Class QI, IF, IO, 5.705%, 06/25/33	252
409		Series 2004-4, Class QM, IF, 11.410%, 06/25/33	411
2,322		Series 2004-10, Class SC, HB, IF, 23.020%, 02/25/34	2,709
1,988		Series 2004-14, Class SD, IF, 6.983%, 03/25/34	1,626
1,655		Series 2004-21, Class CO, PO, 04/25/34	1,182
674		Series 2004-22, Class A, 4.000%, 04/25/19	641
1,130		Series 2004-25, Class PC, 5.500%, 01/25/34	1,179
4,521		Series 2004-25, Class SA, IF, 15.689%, 04/25/34	4,937
7,708		Series 2004-27, Class HB, 4.000%, 05/25/19	7,231
753		Series 2004-36, Class PC, 5.500%, 02/25/34	781
3,613		Series 2004-36, Class SA, IF, 15.689%, 05/25/34	3,892
1,632		Series 2004-36, Class SN, IF, 11.410%, 07/25/33	1,515
4,281		Series 2004-37, Class AG, 4.500%, 11/25/32	4,167
7,718		Series 2004-46, Class HS, IF, IO, 4.605%, 05/25/30	226
1,717		Series 2004-46, Class QB, IF, 18.420%, 05/25/34	1,828
1,556		Series 2004-51, Class SY, IF, 11.450%, 07/25/34	1,567
942		Series 2004-53, Class NC, 5.500%, 07/25/24	962
3,025		Series 2004-59, Class BG, PO, 12/25/32	2,604
238		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	253
2,291		Series 2004-70, Class JA, 4.500%, 10/25/19	2,252
793		Series 2004-76, Class CL, 4.000%, 10/25/19	762
1,746		Series 2004-79, Class SP, IF, 15.964%, 11/25/34	1,910
377		Series 2004-81, Class AC, 4.000%, 11/25/19	362
1,319		Series 2004-92, Class JO, PO, 12/25/34	1,263
1,525		Series 2005-28, Class JA, 5.000%, 04/25/35	1,509
832		Series 2005-47, Class AN, 5.000%, 12/25/16	840
1,792		Series 2005-52, Class PA, 6.500%, 06/25/35	1,849
5,868		Series 2005-56, Class S, IF, IO, 5.315%, 07/25/35	325
1,665		Series 2005-59, Class PC, 5.500%, 03/25/31	1,674
955		Series 2005-66, Class SG, IF, 13.888%, 07/25/35	990
1,284		Series 2005-68, Class BC, 5.250%, 06/25/35	1,252
4,567		Series 2005-68, Class PG, 5.500%, 08/25/35	4,778
1,927		Series 2005-68, Class UC, 5.000%, 06/25/35	1,861
22,868		Series 2005-84, Class XM, 5.750%, 10/25/35	23,740
989		Series 2005-98, Class GO, PO, 11/25/35	663
3,425		Series 2005-109, Class PC, 6.000%, 12/25/35	3,675
20,653		Series 2005-110, Class GJ, 5.500%, 11/25/30	21,012
14,556		Series 2005-110, Class GK, 5.500%, 08/25/34	14,491
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,280
2,997		Series 2005-110, Class MN, 5.500%, 06/25/35	3,097
3,555		Series 2005-116, Class PB, 6.000%, 04/25/34	3,644
3,000		Series 2005-118, Class PN, 6.000%, 01/25/32	3,023
700		Series 2005-123, Class LO, PO, 01/25/36	516
1,784		Series 2006-15, Class OT, PO, 01/25/36	1,670
1,859		Series 2006-16, Class OA, PO, 03/25/36	1,639
1,648		Series 2006-22, Class AO, PO, 04/25/36	1,396
781		Series 2006-23, Class KO, PO, 04/25/36	687
3,149		Series 2006-39, Class WC, 5.500%, 01/25/36	3,169
735		Series 2006-42, Class CF, VAR, 1.845%, 06/25/36	709
4,389		Series 2006-44, Class GO, PO, 06/25/36	4,082
12,067		Series 2006-44, Class P, PO, 12/25/33	9,991
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,000
967		Series 2006-53, Class JO, PO, 06/25/36	726
2,600		Series 2006-56, Class PO, PO, 07/25/36	2,266
5,025		Series 2006-58, Class AP, PO, 07/25/36	4,330
649		Series 2006-58, Class FL, VAR, 1.855%, 07/25/36	640
1,962		Series 2006-58, Class PO, PO, 07/25/36	1,695
4,822		Series 2006-59, Class QO, PO, 01/25/33	4,123
2,339		Series 2006-60, Class DZ, 6.500%, 07/25/36	2,297
2,958		Series 2006-65, Class QO, PO, 07/25/36	2,589
836		Series 2006-72, Class TO, PO, 08/25/36	725
6,105		Series 2006-77, Class PC, 6.500%, 08/25/36	6,525
1,507		Series 2006-90, Class AO, PO, 09/25/36	1,333
795		Series 2006-109, Class PO, PO, 11/25/36	695
8,275		Series 2006-110, Class PO, PO, 11/25/36	6,384
773		Series 2006-111, Class EO, PO, 11/25/36	661
1,635		Series 2006-119, Class PO, PO, 12/25/36	1,371
10,000		Series 2006-124, Class HB, VAR, 6.023%, 11/25/36	10,097
1,000		Series 2006-128, Class BP, 5.500%, 01/25/37	1,010
18,504		Series 2007-7, Class SG, IF, IO, 5.105%, 08/25/36	787
1,023		Series 2007-15, Class NO, PO, 03/25/22	947
9,608		Series 2007-16, Class FC, VAR, 2.145%, 03/25/37	9,380
1,990		Series 2007-48, Class PO 05/25/37	1,643
1,717		Series 2007-77, Class FG, VAR, 1.895%, 03/25/37	1,615
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	1,976
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,050
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,026
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,191
4,356		Series 2007-106, Class A7, VAR, 6.218%, 10/25/37	4,314
916		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	110
9,178		Series 2008-16, Class IS, IF, IO, 4.805%, 03/25/38	591
3,798		Series 2008-27, Class SN, IF, IO, 5.505%, 04/25/38	264
3,877		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	331
1,828		Series 2008-42, Class AO, PO, 09/25/36	1,596
481		Series 2008-44, Class PO, PO, 05/25/38	414
1,583		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	129
1,199		Series 2695, Class DG, 4.000%, 10/15/18	1,161
1,000		Series 2764, Class TE, 5.000%, 10/15/32	934
1		Series G-17, Class S, HB, VAR, 933.194%, 06/25/21	26
88		Series G-28, Class S, IF, 13.663%, 09/25/21	92
67		Series G-35, Class M, 8.750%, 10/25/21	73
27		Series G-51, Class SA, HB, IF, 20.911%, 12/25/21	34
92		Series G92-15, Class Z, 7.000%, 01/25/22	94
—	(h)	Series G92-27, Class SQ, HB, IF, 10,232.140%, 05/25/22	5
354		Series G92-35, Class E, 7.500%, 07/25/22	379
—	(h)	Series G92-35, Class G, HB, IO, 1,184.775%, 07/25/22	9
42		Series G92-42, Class Z, 7.000%, 07/25/22	45
1,835		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,979
54		Series G92-52, Class FD, VAR, 1.458%, 09/25/22	52
472		Series G92-54, Class ZQ, 7.500%, 09/25/22	508
58		Series G92-59, Class F, VAR, 3.469%, 10/25/22	58
111		Series G92-61, Class Z, 7.000%, 10/25/22	117
87		Series G92-62, Class B, PO, 10/25/22	77
383		Series G93-1, Class KA, 7.900%, 01/25/23	417
83		Series G93-5, Class Z, 6.500%, 02/25/23	89
112		Series G93-14, Class J, 6.500%, 03/25/23	116
269		Series G93-17, Class SI, IF, 6.000%, 04/25/23	221
252		Series G93-27, Class FD, VAR, 2.318%, 08/25/23	250
62		Series G93-37, Class H, PO, 09/25/23	51
85		Series G95-1, Class C, 8.800%, 01/25/25	94
		Federal National Mortgage Association STRIPS,
11		Series 23, Class 2, IO, 10.000%, 09/01/17	2
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
42		Series 218, Class 2, IO, 7.500%, 04/01/23	9
35		Series 265, Class 2, 9.000%, 03/01/24	41
1,101		Series 329, Class 1, PO, 12/01/32	944
4,750		Series 339, Class 21, IO, 4.500%, 08/01/33	429
1,937		Series 339, Class 28, IO, 5.500%, 08/01/33	187
1,329		Series 340, Class 1, PO, 09/01/33	1,122
1,487		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	205
1,984		Series 355, Class 11, IO, 6.000%, 07/01/34	219
1,500		Series 355, Class 31, IO, 4.500%, 12/01/18	134
6,177		Series 365, Class 8, IO, 5.500%, 05/01/36	926
942		Series 368, Class 3, IO, 4.500%, 11/01/20	93
3,676		Series 374, Class 5, IO, 5.500%, 08/01/36	514
2,552		Series 393, Class 6, IO, 5.500%, 04/25/37	389
		Federal National Mortgage Association Whole Loan,
261		Series 2002-W5, Class A10, IF, IO, 6.705%, 11/25/30	9
1,693		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,714
601		Series 2003-W1, Class 2A, 7.500%, 12/25/42	631
295		Series 2003-W4, Class 2A, 6.500%, 10/25/42	299
526		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	532
2,044		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,097
		Government National Mortgage Association,
1,311		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,391
769		Series 1994-4, Class KQ, 7.988%, 07/16/24	810
4,360		Series 1994-7, Class PQ, 6.500%, 10/16/24	4,559
612		Series 1996-16, Class E, 7.500%, 08/16/26	638
961		Series 1997-8, Class PN, 7.500%, 05/16/27	1,011
209		Series 1997-11, Class D, 7.500%, 07/20/27	215
498		Series 1998-26, Class K, 7.500%, 09/17/25	529
2,948		Series 1999-4, Class ZB, 6.000%, 02/20/29	3,082
2,544		Series 1999-10, Class ZC, 6.500%, 04/20/29	2,656
255		Series 1999-15, Class E, 6.500%, 01/16/29	257
446		Series 1999-30, Class S, IF, IO, 7.178%, 08/16/29	47
28		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	33
535		Series 1999-40, Class ZW, 7.500%, 11/20/29	587
841		Series 1999-41, Class Z, 8.000%, 11/16/29	893
234		Series 1999-44, Class PC, 7.500%, 12/20/29	257
4,329		Series 1999-44, Class ZC, 8.500%, 12/16/29	4,850
766		Series 1999-44, Class ZG, 8.000%, 12/20/29	818
600		Series 2000-6, Class Z, 7.500%, 02/20/30	655
296		Series 2000-9, Class Z, 8.000%, 06/20/30	331
3,141		Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,433
553		Series 2000-12, Class ST, HB, IF, 25.250%, 02/16/30	819
686		Series 2000-14, Class PD, 7.000%, 02/16/30	725
198		Series 2000-16, Class ZN, 7.500%, 02/16/30	216
4,172		Series 2000-21, Class Z, 9.000%, 03/16/30	4,623
707		Series 2000-26, Class TZ, 8.500%, 09/20/30	807
208		Series 2000-26, Class Z, 7.750%, 09/20/30	207
41		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
609		Series 2000-31, Class Z, 9.000%, 10/20/30	689
183		Series 2000-34, Class SG, IF, IO, 7.078%, 10/20/30	22
354		Series 2000-35, Class ZA, 9.000%, 11/20/30	377
50		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	13
256		Series 2000-37, Class B, 8.000%, 12/20/30	262
142		Series 2000-38, Class AH, 7.150%, 12/20/30	145
281		Series 2001-4, Class SJ, IF, IO, 6.676%, 01/19/30	33
409		Series 2001-6, Class SD, IF, IO, 7.128%, 03/16/31	92
683		Series 2001-7, Class PK, 6.500%, 03/20/31	705
1,881		Series 2001-8, Class Z, 6.500%, 03/20/31	1,951
31		Series 2001-32, Class WA, IF, 16.494%, 07/20/31	37
455		Series 2001-35, Class SA, IF, IO, 6.828%, 08/16/31	54
358		Series 2001-36, Class S, IF, IO, 6.628%, 08/16/31	41
1,884		Series 2001-64, Class MQ, 6.500%, 12/20/31	1,944
426		Series 2002-3, Class SP, IF, IO, 5.968%, 01/16/32	66
799		Series 2002-7, Class PG, 6.500%, 01/20/32	840
1,979		Series 2002-24, Class AG, IF, IO, 6.528%, 04/16/32	233
188		Series 2002-24, Class SB, IF, 9.791%, 04/16/32	199
4,847		Series 2002-31, Class SE, IF, IO, 6.078%, 04/16/30	588
1,578		Series 2002-40, Class UK, 6.500%, 06/20/32	1,637
78		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	75
6,062		Series 2002-45, Class QE, 6.500%, 06/20/32	6,264
2,295		Series 2002-47, Class PG, 6.500%, 07/16/32	2,374
3,896		Series 2002-47, Class ZA, 6.500%, 07/20/32	4,040
109		Series 2002-51, Class SG, HB, IF, 26.115%, 04/20/31	142
3,114		Series 2002-52, Class GH, 6.500%, 07/20/32	3,228
964		Series 2002-54, Class GB, 6.500%, 08/20/32	999
1,252		Series 2002-70, Class AV, 6.000%, 03/20/12	1,287
3,279		Series 2002-70, Class PS, IF, IO, 6.248%, 08/20/32	171
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,023
702		Series 2002-79, Class KV, 6.000%, 11/20/13	712
334		Series 2002-80, Class EB, 7.000%, 01/20/32	337
1,520		Series 2002-80, Class EZ, 7.000%, 01/20/32	1,526
1,595		Series 2002-88, Class VA, 6.000%, 12/20/17	1,621
1,384		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	97
810		Series 2003-4, Class NY, 5.500%, 12/20/13	835
2,361		Series 2003-11, Class SK, IF, IO, 6.278%, 02/16/33	296
1,095		Series 2003-12, Class SP, IF, IO, 6.227%, 02/20/33	134
256		Series 2003-24, Class PO, PO, 03/16/33	216
1,319		Series 2003-40, Class TC, 7.500%, 03/20/33	1,363
1,319		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,396
753		Series 2003-46, Class MG, 6.500%, 05/20/33	796
1,394		Series 2003-46, Class TC, 6.500%, 03/20/33	1,434
850		Series 2003-52, Class AP, PO, 06/16/33	762
2,150		Series 2003-58, Class BE, 6.500%, 01/20/33	2,206
2,636		Series 2003-76, Class LS, IF, IO, 5.748%, 09/20/31	117
302		Series 2003-90, Class PO, PO, 10/20/33	260
248		Series 2003-95, Class SC, IF, IO, 5.578%, 09/17/31	3
1,394		Series 2003-98, Class PC, 5.000%, 02/20/29	1,400
3,709		Series 2003-112, Class SA, IF, IO, 5.128%, 12/16/33	223
9,035		Series 2004-11, Class SW, IF, IO, 4.048%, 02/20/34	549
1,006		Series 2004-28, Class S, IF, 15.751%, 04/16/34	1,087
1,346		Series 2004-68, Class PO, PO, 05/20/31	1,137
15,145		Series 2004-68, Class SA, IF, IO, 5.348%, 05/20/31	770
461		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	503
12,121		Series 2005-17, Class SL, IF, IO, 5.248%, 07/20/34	855
726		Series 2005-39, Class KI, IO, 5.500%, 03/20/34	75
1,364		Series 2005-69, Class SY, IF, IO, 5.298%, 11/20/33	137
1,737		Series 2006-16, Class OP, PO, 03/20/36	1,468
1,892		Series 2006-28, Class GO, PO, 03/20/35	1,688
1,165		Series 2007-17, Class JO, PO, 04/16/37	939
2,642		Series 2007-28, Class BO, PO, 05/20/37	2,292
973		Series 2007-35, Class TO, PO, 04/20/35	878
2,500		Series 2007-47, Class PH, 6.000%, 07/16/37	2,700
3,694		Series 2007-49, Class NO, PO, 12/20/35	3,083
2,337		Series 2007-57, Class PO, PO, 03/20/37	2,003
2,130		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	308
5,948		Series 2008-25, Class SB, IF, IO, 5.448%, 03/20/38	377
2,328		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	377
1,972		Series 2008-60, Class PO, PO, 01/20/38	1,741
3,954		Series 2008-71, Class SC, IF, IO, 4.548%, 08/20/38	252
		Vendee Mortgage Trust,
916		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	949
1,687		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,842
1,387		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,447
975		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,066
1,896		Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,143
2,352		Series 1998-1, Class 2E, 7.000%, 09/15/27	2,534
2,980		Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,224

			948,926

		Non-Agency CMO — 13.3%
4,000		ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,291
2,000		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	1,914
7,278		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,483
		Banc of America Alternative Loan Trust,
490		Series 2003-2, Class PO, PO, 04/25/33	320
661		Series 2003-11, Class PO, PO, 01/25/34	442
508		Series 2004-6, Class 15PO, PO, 07/25/19	351
2,141		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,482
1,565		Series 2006-4, Class 1A4, 6.000%, 05/25/46	624
		Banc of America Funding Corp.,
1,959		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,818
1,068		Series 2004-1, Class PO, PO, 03/25/34	640
3,092		Series 2004-2, Class 30PO, PO, 09/20/34	2,050
2,569		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,861
2,332		Series 2005-7, Class 30PO, PO, 11/25/35	1,322
1,468		Series 2005-8, Class 30PO, PO, 01/25/36	854
4,285		Series 2005-E, Class 4A1, VAR, 4.484%, 03/20/35	3,028
1,253		Series 2006-A, Class 3A2, VAR, 5.853%, 02/20/36	445
		Banc of America Mortgage Securities, Inc.,
400		Series 2003-7, Class A2, 4.750%, 09/25/18	385
727		Series 2003-8, Class APO, PO, 11/25/33	527
10,512		Series 2004-3, Class 15IO, IO, VAR, 0.210%, 04/25/19	30
399		Series 2004-4, Class APO, PO, 05/25/34	283
3,068		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,361
856		Series 2004-6, Class 2A5, PO, 07/25/34	334
1,660		Series 2004-6, Class APO, PO, 07/25/34	1,127
286		Series 2004-8, Class 5PO, PO, 05/25/32	219
205		Series 2004-8, Class XPO, PO, 10/25/34	155
1,071		Series 2004-A, Class 2A2, VAR, 4.107%, 02/25/34	794
1,884		Series 2004-E, Class 2A5, VAR, 4.107%, 06/25/34	1,464
3,608		Series 2004-J, Class 3A1, VAR, 5.066%, 11/25/34	2,580
1,976		Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,446
745		Series 2005-A, Class 2A1, VAR, 4.446%, 02/25/35	498
		Bear Stearns Adjustable Rate Mortgage Trust,
1,046		Series 2003-7, Class 3A, VAR, 4.955%, 10/25/33 (i)	737
1,816		Series 2004-1, Class 12A1, VAR, 3.752%, 04/25/34	1,125
9,767		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,073
		Citicorp Mortgage Securities, Inc.,
295		Series 1993-14, Class A3, VAR, 2.595%, 11/25/23	295
5,443		Series 2004-1, Class 3A1, 4.750%, 01/25/34	5,232
3,744		Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,315
908		Series 2005-5, Class APO, PO, 08/25/35	603
1,102		Series 2005-8, Class APO, PO, 11/25/35	682
		Citigroup Mortgage Loan Trust, Inc.,
477		Series 2003-1, Class 2A6, PO, 10/25/33	173
765		Series 2003-1, Class PO2, PO, 10/25/33	451
661		Series 2003-1, Class PO3, PO, 09/25/33	386
621		Series 2003-UP3, Class A3, 7.000%, 09/25/33	612
2,733		Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,616
852		Series 2003-UST1, Class PO1, PO, 12/25/18	631
416		Series 2003-UST1, Class PO3, PO, 12/25/18	314
800		Series 2005-1, Class 2A1A, VAR, 5.708%, 04/25/35	433
967		Series 2005-5, Class 1A2, VAR, 5.408%, 08/25/35	547
		Countrywide Alternative Loan Trust,
1,258		Series 2002-8, Class A4, 6.500%, 07/25/32	1,251
353		Series 2002-17, Class A7, 2.500%, 01/25/33	311
9,829		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	6,493
3,500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,891
1,571		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,353
23,616		Series 2005-22T1, Class A2, IF, IO, 3.675%, 06/25/35	967
2,419		Series 2005-26CB, Class A10, IF, 10.522%, 07/25/35	2,040
6,850		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,199
533		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	386
5,994		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,666
5,043		Series 2005-57CB, Class 3A2, IF, IO, 3.705%, 12/25/35	149
2,028		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,133
18,925		Series 2005-J1, Class 1A4, IF, IO, 3.705%, 02/25/35	723
6,000		Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,855
3,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	2,113
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,317		Series 2003-8, Class A4, 4.500%, 05/25/18	2,212
4,506		Series 2003-26, Class 1A6, 3.500%, 08/25/33	3,706
337		Series 2003-34, Class A11, 5.250%, 09/25/33	257
753		Series 2003-44, Class A9, PO, 10/25/33	382
564		Series 2003-J2, Class A17, IF, IO, 6.005%, 04/25/33	16
3,064		Series 2003-J7, Class 4A3, IF, 7.978%, 08/25/18	2,290
1,313		Series 2004-7, Class 2A1, VAR, 4.032%, 06/25/34	855
490		Series 2004-HYB1, Class 2A, VAR, 4.330%, 05/20/34	325
1,786		Series 2004-HYB3, Class 2A, VAR, 4.149%, 06/20/34	1,304
1,491		Series 2004-HYB6, Class A3, VAR, 5.083%, 11/20/34	797
2,432		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,981
3,853		Series 2005-16, Class A23, 5.500%, 09/25/35	3,109
6,449		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	3,268
		CS First Boston Mortgage Securities Corp.,
1,117		Series 2003-1, Class DB1, 6.564%, 02/25/33	944
1,237		Series 2003-17, Class 2A1, 5.000%, 07/25/18	1,156
3,440		Series 2003-25, Class 1P, PO, 10/25/33	2,354
638		Series 2004-5, Class 5P, PO, 08/25/19	476
1,563		Series 2005-4, Class 3A18, 5.500%, 06/25/35	888
1,619		Series 2005-4, Class 3A22, 5.500%, 06/25/35	862
1,739		Series 2005-4, Class 3A23, 5.500%, 06/25/35	935
44		First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	37
		First Horizon Alternative Mortgage Securities,
1,901		Series 2004-AA4, Class A1, VAR, 5.386%, 10/25/34	887
2,037		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,208
4,519		Series 2007-FA4, Class 1A2, IF, IO, 4.255%, 08/25/37	216
		First Horizon Asset Securities, Inc.,
1,659		Series 2003-3, Class 1A4, 3.900%, 05/25/33	1,436
2,656		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,031
2,115		Series 2004-AR2, Class 2A1, VAR, 4.586%, 05/25/34	1,391
3,340		Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	2,628
3,491		Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	2,413
		GMAC Mortgage Corp. Loan Trust,
2,588		Series 2005-AR3, Class 3A3, VAR, 4.850%, 06/19/35	2,108
5,565		Series 2005-AR3, Class 3A4, VAR, 4.850%, 06/19/35	2,453
		GSR Mortgage Loan Trust,
1,884		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,699
1,803		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,722
401		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	369
465		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	337
1,507		Series 2005-4F, Class AP, PO, 05/25/35	991
4,815		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,763
3,943		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,173
5,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,415
31,821		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.694%, 08/25/35	234
		Lehman Mortgage Trust,
2,626		Series 2006-2, Class 1A1, VAR, 6.480%, 04/25/36	1,386
2,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,604
		MASTR Adjustable Rate Mortgages Trust,
248		Series 2004-4, Class 2A1, VAR, 5.322%, 05/25/34	128
3,099		Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	2,371
10,275		Series 2004-13, Class 3A6, VAR, 3.788%, 11/21/34	7,945
2,800		Series 2004-13, Class 3A7, VAR, 3.788%, 11/21/34	1,781
883		Series 2004-15, Class 3A1, VAR, 5.786%, 12/25/34	649
		MASTR Alternative Loans Trust,
438		Series 2003-3, Class 1A1, 6.500%, 05/25/33	341
2,495		Series 2003-9, Class 8A1, 6.000%, 01/25/34	2,101
1,629		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,554
5,019		Series 2004-4, Class 10A1, 5.000%, 05/25/24	4,322
1,060		Series 2004-6, Class 30PO, PO, 07/25/34	700
1,514		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,169
820		Series 2004-7, Class 30PO, PO, 08/25/34	530
4,275		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,708
1,063		Series 2004-10, Class 1A1, 4.500%, 09/25/19	871
		MASTR Asset Securitization Trust,
763		Series 2003-2, Class 2A1, 4.500%, 03/25/18	697
629		Series 2003-3, Class 4A1, 5.000%, 04/25/18	605
499		Series 2003-4, Class 2A2, 5.000%, 05/25/18	490
1,166		Series 2003-4, Class 3A2, 5.000%, 05/25/18	1,088
969		Series 2003-11, Class 6A2, 4.000%, 12/25/33	951
701		Series 2003-12, Class 30PO, PO, 12/25/33	436
472		Series 2004-1, Class 30PO, PO, 02/25/34	316
923		Series 2004-4, Class 3A1, 4.500%, 04/25/19	837
450		Series 2004-6, Class 15PO, PO, 05/25/19	334
1,345		Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,107
465		Series 2004-8, Class PO, PO, 08/25/19	343
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	566
8,364		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,820
174		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	185
1,303		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	615
		Nomura Asset Acceptance Corp.,
1,247		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,049
759		Series 2003-A1, Class A2, 6.000%, 05/25/33	662
68		Series 2003-A1, Class A5, 7.000%, 04/25/33	62
147		Series 2003-A1, Class A7, 5.000%, 04/25/18	136
998		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	925
		Paine Webber CMO Trust,
9		Series H, Class 4, 8.750%, 04/01/18	10
38		Series P, Class 4, 8.500%, 08/01/19	40
899		RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	857
		Residential Accredit Loans, Inc.,
645		Series 2002-QS16, Class A3, IF, 13.706%, 10/25/17	684
1,961		Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,925
4,563		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,246
3,344		Series 2003-QS12, Class A2A, IF, IO, 6.205%, 06/25/18	262
1,018		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	104
6,810		Series 2003-QS14, Class A1, 5.000%, 07/25/18	6,206
2,115		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,991
1,348		Series 2003-QS3, Class A2, IF, 13.431%, 02/25/18	1,388
1,412		Series 2003-QS3, Class A8, IF, IO, 6.205%, 02/25/18	107
3,844		Series 2003-QS9, Class A3, IF, IO, 6.155%, 05/25/18	298
4,294		Series 2004-QA6, Class NB2, VAR, 5.293%, 12/25/34	2,282
1,130		Series 2004-QS8, Class A2, 5.000%, 06/25/34	998
2,086		Series 2005-QA7, Class A21, VAR, 4.824%, 07/25/35	1,063
738		Series 2006-QS4, Class A7, IF, 12.150%, 04/25/36	553
		Residential Asset Securitization Trust,
1,239		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,060
245		Series 2003-A14, Class A1, 4.750%, 02/25/19	223
1,139		Series 2005-A11, Class PO, PO, 10/25/35	688
2,326		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,500
		Residential Funding Mortgage Securities I,
397		Series 2003-S11, Class A1, 2.500%, 06/25/18	379
1,507		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	1,388
1,130		Series 2003-S13, Class A3, 5.500%, 06/25/33	903
1,060		Series 2003-S14, Class A4, PO, 07/25/18	690
4,204		Series 2003-S7, Class A17, 4.000%, 05/25/33	3,663
2,186		Series 2004-S3, Class A1, 4.750%, 03/25/19	2,101
3,240		Series 2004-S6, Class 2A6, PO, 06/25/34	2,092
948		Series 2004-S9, Class 2A1, 4.750%, 12/25/19	874
1,685		Series 2005-SA4, Class 1A1, VAR, 4.998%, 09/25/35	1,085
906		Series 2007-S2, Class A11, 5.750%, 02/25/37	829
234		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	178
		Salomon Brothers Mortgage Securities VII, Inc.,
14		Series 2000-UP1, Class A2, 8.000%, 09/25/30	13
336		Series 2003-UP2, Class PO1, PO, 12/25/18	260
2,826		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.969%, 06/25/34	1,782
		Structured Asset Securities Corp.,
128		Series 2002-10H, Class 1AP, PO, 05/25/32	96
738		Series 2003-8, Class 1A2, 5.000%, 04/25/18	717
634		Series 2003-31A, Class B1, VAR, 5.035%, 10/25/33 (i)	542
3,613		Series 2004-20, Class 1A3, 5.250%, 11/25/34	3,316
1,000		Series 2005-10, Class 5A9, 5.250%, 12/25/34	534
		WaMu Mortgage Pass-Through Certificates,
1,491		Series 2003-508, Class A6, 4.500%, 09/25/18	1,459
806		Series 2003-509, Class P, PO, 10/25/33	473
335		Series 2003-AR8, Class A, VAR, 4.282%, 08/25/33	250
4,495		Series 2003-S10, Class A5, 5.000%, 10/25/18	4,145
494		Series 2003-S10, Class A6, PO, 10/25/18	287
416		Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	294
2,152		Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,447
4,785		Series 2004-S3, Class 2A3, IF, 15.001%, 07/25/34	4,189
862		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	623
738		Series 2006-AR12, Class 2P, VAR, 0.001%, 10/25/36	527
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
19,995		Series 2005-2, Class 1A4, IF, IO, 3.655%, 04/25/35	637
4,777		Series 2005-2, Class 2A3, IF, IO, 3.605%, 04/25/35	149
4,281		Series 2005-4, Class CB7, 5.500%, 06/25/35	3,128
1,763		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,286
4,713		Series 2005-6, Class 2A9, 5.500%, 08/25/35	1,850
574		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	567
		Wells Fargo Mortgage Backed Securities Trust,
2,509		Series 2002-18, Class 2A5, 6.000%, 12/25/32	2,387
1,911		Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,791
928		Series 2003-8, Class A9, 4.500%, 08/25/18	915
2,260		Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,173
860		Series 2003-11, Class 1APO, PO, 10/25/18	630
1,868		Series 2003-13, Class A7, 4.500%, 11/25/18	1,831
558		Series 2003-15, Class APO, PO, 12/25/18	406
2,463		Series 2003-16, Class 2A1, 4.500%, 12/25/18	2,339
2,106		Series 2003-16, Class 2A3, 4.500%, 12/25/18	2,032
901		Series 2003-17, Class 2A4, 5.500%, 01/25/34	853
4,022		Series 2003-K, Class 1A2, VAR, 4.487%, 11/25/33	3,090
823		Series 2004-2, Class APO 01/25/19	632
1,606		Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,525
1,536		Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,476
4,016		Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	2,934
1,526		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	1,194
4,166		Series 2004-P, Class 2A1, VAR, 4.241%, 09/25/34	3,058
2,946		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	2,859
717		Series 2005-13, Class APO, PO, 11/25/20	517
1,423		Series 2005-16, Class APO, PO, 01/25/36	958
697		Series 2005-AR10, Class 2A4, VAR, 4.227%, 06/25/35	675
1,100		Series 2005-AR16, Class 2A1, VAR, 4.926%, 10/25/35	732
2,168		Series 2006-2, Class APO, PO, 03/25/36	1,427
4,757		Series 2006-3, Class A8, 5.500%, 03/25/36	4,525
1,565		Series 2006-4, Class 1APO, PO, 04/25/36	1,100
2,500		Series 2007-7, Class A7, 6.000%, 06/25/37	1,793
924		Series 2007-11, Class A14, 6.000%, 08/25/37	722

			310,707

		Total Collateralized Mortgage Obligations (Cost $1,322,419)	1,259,633

		Commercial Mortgage-Backed Securities — 1.3%
4,306		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.352%, 09/10/47	3,373
		Bear Stearns Commercial Mortgage Securities,
395		Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35 (y)	374
2,183		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,746
3,113		Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	2,294
2,156		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,876
2,428		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.915%, 03/15/49	2,196
2,067		DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.300%, 06/10/32	2,045
204		First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.645%, 06/15/31	203
1,000		LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.150%, 04/15/41	653
		Merrill Lynch Mortgage Trust,
3,055		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,243
3,341		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	2,716
3,047		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.602%, 02/12/39	2,119
		Morgan Stanley Capital I,
2,047		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,814
978		Series 2006-T23, Class A1, 5.682%, 08/12/41	873
3,010		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.087%, 08/15/39	2,290
4,334		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	4,102

		Total Commercial Mortgage-Backed Securities (Cost $37,795)	30,917

		Corporate Bonds — 16.3%
		Aerospace & Defense — 0.1%
300		Honeywell International, Inc., 5.300%, 03/01/18	288
900		Lockheed Martin Corp., 7.750%, 05/01/26	949
1,059		Northrop Grumman Corp., 7.125%, 02/15/11	1,095
461		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	477

			2,809

		Air Freight & Logistics — 0.0% (g)
425		United Parcel Service, Inc., 5.500%, 01/15/18	425

		Airlines — 0.1%
414		American Airlines, Inc., 7.024%, 04/15/11 (c)	391
		Continental Airlines, Inc.,
942		7.056%, 03/15/11	881
286		7.256%, 09/15/21	217
300		7.487%, 04/02/12	270
		UAL Pass-Through Trust,
117		6.071%, 03/01/13	110
156		6.201%, 03/01/10 (f)	150

			2,019

		Automobiles — 0.1%
		Daimler Finance North America LLC,
1,000		6.500%, 11/15/13 (c)	751
2,157		7.200%, 09/01/09	2,009

			2,760

		Beverages — 0.1%
		Anheuser-Busch Cos, Inc.,
600		5.500%, 01/15/18 (c)	525
900		5.750%, 04/01/36	665
260		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	280
500		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	521
800		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	741
200		PepsiCo, Inc., 7.900%, 11/01/18	223
250		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	222

			3,177

		Capital Markets — 2.4%
300		Bank of New York Mellon Corp. (The), 5.125%, 08/27/13	298
		Bear Stearns Cos., LLC (The),
4,305		3.250%, 03/25/09 (y)	4,268
1,000		5.700%, 11/15/14 (y)	917
2,200		6.400%, 10/02/17 (y)	2,112
210		7.250%, 02/01/18 (y)	213
		Credit Suisse USA, Inc.,
454		4.700%, 06/01/09	451
500		5.125%, 08/15/15	440
942		5.500%, 08/15/13 (c)	880
5,910		6.125%, 11/15/11	5,782
		Goldman Sachs Group, Inc. (The),
1,254		3.875%, 01/15/09 (c)	1,250
1,041		4.750%, 07/15/13	875
2,660		5.150%, 01/15/14	2,270
1,032		5.250%, 10/15/13	881
750		5.500%, 11/15/14	619
4,100		5.950%, 01/18/18	3,310
1,531		6.600%, 01/15/12	1,431
377		6.650%, 05/15/09 (c)	375
475		6.750%, 10/01/37	304
4,547		6.875%, 01/15/11	4,396
192		7.350%, 10/01/09 (c)	190
		Lehman Brothers Holdings, Inc.,
105		3.950%, 11/10/09 (d)	10
1,246		4.800%, 03/13/14 (d)	125
1,000		5.500%, 04/04/16 (d)	100
1,200		5.750%, 05/17/13 (d)	120
1,850		6.000%, 07/19/12 (d)	185
1,620		6.625%, 01/18/12 (d)	162
152		7.875%, 11/01/09 (d)	15
		Merrill Lynch & Co., Inc.,
1,421		4.125%, 01/15/09	1,416
433		4.790%, 08/04/10 (c)	415
2,185		5.450%, 07/15/14	2,003
920		5.700%, 05/02/17	755
574		6.000%, 02/17/09 (c)	572
550		6.050%, 08/15/12	522
1,060		6.150%, 04/25/13	1,002
1,966		6.400%, 08/28/17	1,804
1,239		6.875%, 04/25/18	1,167
		Morgan Stanley,
500		4.250%, 05/15/10	473
1,989		4.750%, 04/01/14	1,443
1,785		5.300%, 03/01/13	1,525
900		5.750%, 08/31/12	788
2,430		6.600%, 04/01/12	2,195
5,152		6.750%, 04/15/11	4,856
370		6.750%, 10/15/13	302
339		8.000%, 06/15/10	337
1,347		State Street Corp., 7.650%, 06/15/10	1,384
		UBS AG, (Switzerland),
500		5.750%, 04/25/18	424
425		5.875%, 12/20/17	369

			55,731

		Chemicals — 0.4%
200		Air Products & Chemicals, Inc., 4.150%, 02/01/13	187
1,170		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,253
		Dow Chemical Co. (The),
1,175		6.000%, 10/01/12 (c)	1,142
402		6.125%, 02/01/11	403
360		7.375%, 11/01/29	322
1,600		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,570
1,410		Monsanto Co., 7.375%, 08/15/12	1,483
875		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	824
400		PPG Industries, Inc., 5.750%, 03/15/13	386
		Praxair, Inc.,
600		4.625%, 03/30/15	567
885		5.250%, 11/15/14	866

			9,003

		Commercial Banks — 1.8%
		Barclays Bank plc, (United Kingdom),
1,500		5.450%, 09/12/12	1,495
1,000		6.050%, 12/04/17 (e)	853
665		Fifth Third Bancorp, 5.450%, 01/15/17	531
1,177		Huntington National Bank (The), 8.000%, 04/01/10	1,068
2,400		KEY Bank N.A., 5.500%, 09/17/12 (c)	2,134
		Keycorp,
1,600		4.700%, 05/21/09 (c)	1,579
150		6.500%, 05/14/13	137
2,100		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,923
1,800		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,342
700		National City Bank, VAR, 4.529%, 01/21/10	656
1,840		PNC Funding Corp., 5.250%, 11/15/15	1,691
600		Regions Financial Corp., 7.375%, 12/10/37	409
1,588		Royal Bank of Canada, (Canada), 3.875%, 05/04/09 (c)	1,597
		SunTrust Banks, Inc.,
2,000		5.250%, 11/05/12	1,904
810		6.000%, 09/11/17	716
880		6.375%, 04/01/11	877
2,072		U.S. Bank N.A., 7.125%, 12/01/09	2,080
1,072		US Bancorp, 7.500%, 06/01/26	1,027
		Wachovia Bank N.A.,
1,000		5.600%, 03/15/16	869
1,125		6.600%, 01/15/38	965
836		7.800%, 08/18/10	825
		Wachovia Corp.,
2,198		3.625%, 02/17/09	2,182
4,385		5.750%, 02/01/18 (c)	3,952
		Wells Fargo & Co.,
1,972		3.125%, 04/01/09	1,971
565		4.200%, 01/15/10	562
685		5.000%, 11/15/14	668
2,000		5.300%, 08/26/11 (c)	2,009
2,085		5.625%, 12/11/17	1,978
		Wells Fargo Bank N.A.,
915		4.750%, 02/09/15	829
500		5.750%, 05/16/16	474
2,099		7.550%, 06/21/10	2,182

			41,485

		Communications Equipment — 0.0% (g)
778		Cisco Systems, Inc., 5.500%, 02/22/16	761

		Computers & Peripherals — 0.3%
1,320		Hewlett-Packard Co., 5.400%, 03/01/17	1,225
		International Business Machines Corp.,
1,055		5.390%, 01/22/09	1,055
2,600		5.700%, 09/14/17	2,486
650		6.220%, 08/01/27	587
975		7.625%, 10/15/18	1,048

			6,401

		Consumer Finance — 1.1%
2,120		American Express Credit Corp., 7.300%, 08/20/13	2,011
1,283		American General Finance Corp., 5.375%, 10/01/12	529
160		Capital One Bank USA N.A., 5.750%, 09/15/10	149
		Capital One Financial Corp.,
850		5.700%, 09/15/11	719
1,870		6.250%, 11/15/13	1,576
650		6.750%, 09/15/17	584
		HSBC Finance Corp.,
942		4.750%, 05/15/09 (c)	924
1,000		4.750%, 07/15/13 (c)	880
1,733		5.000%, 06/30/15	1,485
2,200		5.250%, 01/15/14 (c)	2,005
6,838		5.875%, 02/01/09	6,803
188		6.375%, 11/27/12	178
452		6.750%, 05/15/11	440
1,665		7.000%, 05/15/12	1,601
207		7.350%, 11/27/32	172
		International Lease Finance Corp.,
477		5.875%, 05/01/13	319
430		6.375%, 03/15/09	404
		John Deere Capital Corp.,
310		4.400%, 07/15/09	308
265		4.500%, 04/03/13	248
		SLM Corp.,
2,215		4.000%, 01/15/10	1,977
1,023		5.375%, 01/15/13 (c)	740
1,725		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,624

			25,676

		Diversified Financial Services — 3.1%
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	472
		Associates Corp. of North America,
942		7.950%, 02/15/10	939
1,856		8.150%, 08/01/09	1,844
1,160		8.550%, 07/15/09	1,156
		Bank of America Corp.,
300		4.900%, 05/01/13	287
2,520		5.625%, 10/14/16	2,314
1,440		5.650%, 05/01/18	1,335
1,510		5.750%, 08/15/16	1,338
1,023		7.400%, 01/15/11	1,032
5,133		7.800%, 02/15/10	5,203
400		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	344
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	761
650		4.900%, 08/15/13	612
560		5.500%, 03/15/16	517
1,300		6.200%, 09/30/13 (c)	1,300
300		7.050%, 10/01/18	298
		CIT Group, Inc.,
1,650		5.000%, 02/13/14	984
1,200		7.625%, 11/30/12	834
		Citigroup, Inc.,
856		4.700%, 05/29/15	706
1,015		5.000%, 09/15/14	832
2,025		5.125%, 05/05/14 (c)	1,789
2,112		5.625%, 08/27/12	1,882
1,540		6.000%, 08/15/17	1,398
323		6.200%, 03/15/09 (c)	320
3,100		CME Group, Inc., 5.400%, 08/01/13	3,034
400		Conoco Funding Co., (Canada), 7.250%, 10/15/31	388
1,000		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	966
		General Electric Capital Corp.,
791		4.625%, 09/15/09	793
5,800		5.250%, 10/19/12 (c)	5,632
2,500		5.400%, 02/15/17	2,221
5,000		5.625%, 05/01/18 (c)	4,610
1,000		5.650%, 06/09/14 (c)	962
7,304		5.875%, 02/15/12	7,276
300		5.875%, 01/14/38	246
6,902		6.000%, 06/15/12	6,864
3,126		6.125%, 02/22/11 (c)	3,152
1,974		6.750%, 03/15/32	1,792
3,100		Genworth Global Funding Trusts, 5.200%, 10/08/10	2,327
		National Rural Utilities Cooperative Finance Corp.,
600		4.750%, 03/01/14	540
200		10.375%, 11/01/18	213
		Pacific Life Global Funding,
571		3.750%, 01/15/09 (e)	572
400		5.150%, 04/15/13 (e)	372
		Textron Financial Corp.,
1,049		5.125%, 02/03/11	896
640		5.400%, 04/28/13	523

			71,876

		Diversified Telecommunication Services — 1.3%
		AT&T, Inc.,
3,370		4.950%, 01/15/13	3,178
335		5.100%, 09/15/14	300
2,500		6.300%, 01/15/38	2,022
916		Bellsouth Capital Funding Corp., 7.750%, 02/15/10	932
468		BellSouth Corp., 5.200%, 09/15/14	420
1,235		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,229
		British Telecommunications plc, (United Kingdom),
2,500		5.150%, 01/15/13	2,343
3,090		8.125%, 12/15/10	3,085
100		Deutsche Telekom International Finance BV, (Netherlands), 8.750%, 06/15/30	95
1,884		France Telecom S.A., (France), 7.750%, 03/01/11	1,917
753		GTE Corp., 7.510%, 04/01/09	756
2,294		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	2,289
		Sprint Capital Corp.,
1,000		7.625%, 01/30/11 (c)	720
300		8.375%, 03/15/12	204
542		8.750%, 03/15/32	282
		Telecom Italia Capital S.A., (Luxembourg),
1,400		4.950%, 09/30/14	1,022
1,563		5.250%, 11/15/13	1,188
750		6.999%, 06/04/18	562
850		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	782
1,017		TELUS Corp., (Canada), 8.000%, 06/01/11	1,028
		Verizon Communications, Inc.,
650		5.500%, 04/01/17	548
400		5.550%, 02/15/16	346
642		Verizon Florida LLC, 6.125%, 01/15/13	585
3,107		Verizon Global Funding Corp., 7.250%, 12/01/10	3,152
554		Verizon Maryland, Inc., 6.125%, 03/01/12	514
844		Verizon Pennsylvania, Inc., 8.350%, 12/15/30 (c)	758
902		Verizon Virginia, Inc., 4.625%, 03/15/13	789

			31,046

		Electric Utilities — 1.0%
		Alabama Power Co.,
272		4.700%, 12/01/10	272
100		6.125%, 05/15/38	89
264		Appalachian Power Co., 6.600%, 05/01/09	261
848		Carolina Power & Light Co., 5.125%, 09/15/13	833
1,371		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,209
480		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	471
300		Columbus Southern Power Co., 6.050%, 05/01/18	269
175		Connecticut Light & Power Co., 5.650%, 05/01/18	163
		Duke Energy Carolinas LLC,
650		5.100%, 04/15/18 (c)	608
700		5.625%, 11/30/12	704
708		6.250%, 01/15/12	717
1,300		Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,233
1,893		Exelon Generation Co. LLC, 6.950%, 06/15/11	1,790
250		FirstEnergy Corp., 7.375%, 11/15/31	206
		Florida Power & Light Co.,
410		5.950%, 10/01/33 (c)	402
300		5.950%, 02/01/38	294
		Florida Power Corp.,
275		5.650%, 06/15/18	268
220		6.400%, 06/15/38	211
250		FPL Group Capital, Inc., 5.350%, 06/15/13 (c)	244
200		Georgia Power Co., 6.000%, 11/01/13	202
173		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	163
100		Midamerican Energy Co., 5.300%, 03/15/18	89
500		Nevada Power Co., 6.500%, 08/01/18	456
320		Ohio Power Co., 5.750%, 09/01/13	305
200		Oncor Electric Delivery Co., 5.950%, 09/01/13 (c) (e)	183
		Pacific Gas & Electric Co.,
750		5.625%, 11/30/17	699
150		8.250%, 10/15/18	166
100		Peco Energy Co., 5.350%, 03/01/18	90
1,025		Potomac Electric Power Co., 6.500%, 11/15/37	915
897		PSEG Power LLC, 7.750%, 04/15/11	910
125		Public Service Co. of Colorado, 5.800%, 08/01/18	123
2,400		Public Service Co. of Oklahoma, 6.625%, 11/15/37	1,939
		Public Service Electric & Gas Co.,
200		5.300%, 05/01/18	185
2,000		6.330%, 11/01/13	2,023
		Southern California Edison Co.,
750		5.500%, 08/15/18	725
350		5.750%, 03/15/14	355
200		5.950%, 02/01/38	189
1,575		Spectra Energy Capital LLC, 5.500%, 03/01/14	1,366
		Virginia Electric and Power Co.,
1,000		5.100%, 11/30/12	944
1,300		5.400%, 04/30/18 (c)	1,164
600		5.950%, 09/15/17	561

			23,996

		Electronic Equipment, Instruments & Components — 0.0% (g)
550		Arrow Electronics, Inc., 6.875%, 07/01/13	529

		Food & Staples Retailing — 0.2%
		Kroger Co. (The),
850		7.500%, 01/15/14	862
1,150		8.050%, 02/01/10	1,157
		Wal-Mart Stores, Inc.,
420		4.250%, 04/15/13	422
740		5.250%, 09/01/35	621
200		6.200%, 04/15/38	191
350		7.550%, 02/15/30	375

			3,628

		Food Products — 0.2%
200		Diageo Investment Corp., 9.000%, 08/15/11	214
325		General Mills, Inc., 6.000%, 02/15/12	328
		Kellogg Co.,
400		4.250%, 03/06/13	382
1,200		5.125%, 12/03/12	1,180
		Kraft Foods, Inc.,
1,400		6.125%, 02/01/18	1,290
635		6.500%, 08/11/17	604
600		6.875%, 02/01/38	526
500		6.875%, 01/26/39	439
350		7.000%, 08/11/37	312

			5,275

		Gas Utilities — 0.2%
105		Atmos Energy Corp., 5.125%, 01/15/13	95
320		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	257
697		KeySpan Gas East Corp., 7.875%, 02/01/10	711
375		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	421
		TransCanada Pipelines Ltd., (Canada),
945		4.000%, 06/15/13	826
500		6.200%, 10/15/37	383
250		6.500%, 08/15/18	230
1,100		7.250%, 08/15/38	947

			3,870

		Health Care Equipment & Supplies — 0.0% (g)
200		Baxter International, Inc., 4.625%, 03/15/15 (c)	190

		Hotels, Restaurants & Leisure — 0.0% (g)
400		McDonald’s Corp., 4.300%, 03/01/13	402

		Household Products — 0.0% (g)
50		Kimberly-Clark Corp., 7.500%, 11/01/18	54
824		Procter & Gamble - ESOP, 9.360%, 01/01/21	980

			1,034

		Industrial Conglomerates — 0.0% (g)
300		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	283

		Insurance — 1.2%
		American International Group, Inc.,
1,469		4.250%, 05/15/13	998
3,095		5.450%, 05/18/17	1,875
2,185		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,601
		Berkshire Hathaway Finance Corp.,
1,000		4.600%, 05/15/13 (e)	982
600		5.000%, 08/15/13 (e)	596
1,200		5.400%, 05/15/18 (e)	1,097
100		Chubb Corp. (The), 5.750%, 05/15/18	87
1,695		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	1,609
		John Hancock Global Funding II,
942		3.500%, 01/30/09 (e)	937
1,017		7.900%, 07/02/10 (e)	1,048
1,658		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	1,634
1,100		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	942
430		MetLife, Inc., 6.817%, 08/15/18	375
1,093		Metropolitan Life Global Funding I, 5.200%, 09/18/13 (e)	973
2,260		Monumental Global Funding II, 4.375%, 07/30/09 (e)	2,227
467		Nationwide Financial Services, 6.250%, 11/15/11	432
		New York Life Global Funding,
895		3.875%, 01/15/09 (e)	894
2,637		5.375%, 09/15/13 (e)	2,571
4,049		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	4,015
500		Principal Life Income Funding Trusts, 5.150%, 06/17/11	473
		Protective Life Secured Trusts,
835		4.000%, 10/07/09	807
2,350		4.000%, 04/01/11	2,216
200		Travelers Cos, Inc. (The), 5.800%, 05/15/18	180

			28,569

		IT Services — 0.0% (g)
1,000		Electronic Data Systems Corp., 6.000%, 08/01/13	998

		Machinery — 0.0% (g)
500		Eaton Corp., 5.600%, 05/15/18	439
275		Ingersoll-Rand Co. (Bermuda), 6.391%, 11/15/27	278
125		Parker Hannifin Corp., 5.500%, 05/15/18	119

			836

		Media — 0.6%
599		Comcast Cable Communications LLC, 7.125%, 06/15/13	569
2,750		Comcast Cable Holdings LLC, 9.800%, 02/01/12	2,829
		Comcast Corp.,
1,000		5.300%, 01/15/14	878
1,484		5.500%, 03/15/11 (c)	1,425
1,845		5.900%, 03/15/16	1,610
700		Comcast Holdings Corp., 10.625%, 07/15/12	736
688		COX Communications, Inc., 7.750%, 11/01/10	671
1,177		Historic TW, Inc., 9.150%, 02/01/23	1,145
475		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	451
2,000		Time Warner Cable, Inc., 5.850%, 05/01/17	1,679
		Time Warner Entertainment Co. LP,
100		8.375%, 03/15/23	93
600		8.375%, 07/15/33	516
866		10.150%, 05/01/12	902
171		Time Warner, Inc., 7.700%, 05/01/32	148

			13,652

		Metals & Mining — 0.1%
		Alcoa, Inc.,
1,172		5.550%, 02/01/17	856
1,000		6.000%, 07/15/13	858
1,300		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,010

			2,724

		Multiline Retail — 0.1%
1,200		Nordstrom, Inc., 7.000%, 01/15/38	763
		Target Corp.,
200		6.000%, 01/15/18 (c)	171
800		7.000%, 01/15/38	632

			1,566

		Multi-Utilities — 0.3%
1,000		Aquila, Inc., 11.875%, 07/01/12	975
		Dominion Resources, Inc.,
749		6.250%, 06/30/12	720
300		7.000%, 06/15/38	247
600		8.875%, 01/15/19	612
1,413		DTE Energy Co., 6.650%, 04/15/09	1,404
		Sempra Energy,
1,125		6.150%, 06/15/18	957
500		8.900%, 11/15/13	496
395		9.800%, 02/15/19	406
450		Wisconsin Electric Power Co., 6.000%, 04/01/14	462

			6,279

		Oil, Gas & Consumable Fuels — 0.5%
2,000		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	2,006
1,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	793
		ConocoPhillips,
200		5.200%, 05/15/18	184
200		5.900%, 05/15/38	169
1,760		8.750%, 05/25/10	1,854
100		Devon Financing Corp. ULC, 6.875%, 09/30/11	100
200		Kerr-McGee Corp., 6.950%, 07/01/24	166
400		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	397
		Marathon Oil Corp.,
900		5.900%, 03/15/18	751
1,500		6.000%, 10/01/17	1,295
600		Petro-Canada, (Canada), 6.800%, 05/15/38	427
250		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	192
		XTO Energy, Inc.,
300		4.625%, 06/15/13	270
2,000		5.750%, 12/15/13	1,880

			10,484

		Paper & Forest Products — 0.1%
		International Paper Co.,
1,291		4.000%, 04/01/10	1,203
600		4.250%, 01/15/09	598
471		Weyerhaeuser Co., 6.750%, 03/15/12	404

			2,205

		Pharmaceuticals — 0.1%
250		Abbott Laboratories, 6.150%, 11/30/37	245
625		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	639
		GlaxoSmithKline Capital, Inc.,
750		4.850%, 05/15/13	740
530		6.375%, 05/15/38	501
650		Schering-Plough Corp., 6.000%, 09/15/17	609

			2,734

		Real Estate Investment Trusts (REITs) — 0.1%
1,300		HRPT Properties Trust, 6.650%, 01/15/18	836
		Simon Property Group LP,
700		5.625%, 08/15/14	529
650		6.100%, 05/01/16	447

			1,812

		Real Estate Management & Development — 0.0% (g)
269		ERP Operating LP, 4.750%, 06/15/09	263

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
828		6.125%, 03/15/09	828
200		6.750%, 07/15/11	201
450		7.000%, 02/01/14	460
959		7.125%, 12/15/10	978
350		Erac USA Finance Co., 6.375%, 10/15/17 (c) (e)	245
355		Norfolk Southern Corp., 7.700%, 05/15/17	369
		Union Pacific Corp.,
235		4.875%, 01/15/15	209
1,100		5.650%, 05/01/17	1,006
600		5.700%, 08/15/18	553

			4,849

		Software — 0.1%
		Oracle Corp.,
1,382		5.250%, 01/15/16	1,312
600		5.750%, 04/15/18	562
200		6.500%, 04/15/38	182

			2,056

		Specialty Retail — 0.1%
1,600		Home Depot, Inc., 5.400%, 03/01/16	1,277

		Thrifts & Mortgage Finance — 0.2%
		Countrywide Home Loans, Inc.,
2,795		4.000%, 03/22/11	2,610
180		4.125%, 09/15/09	174
1,100		Wachovia Mortgage FSB, 4.500%, 06/15/09	1,026

			3,810

		Water Utilities — 0.0% (g)
1,100		American Water Capital Corp., 6.085%, 10/15/17	930

		Wireless Telecommunication Services — 0.2%
1,837		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,860
3,300		Sprint Nextel Corp., 6.000%, 12/01/16	1,832
1,100		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	921

			4,613

		Total Corporate Bonds (Cost $427,858)	382,033

		Foreign Government Securities — 0.4%
		Province of Quebec, (Canada),
3,725		5.750%, 02/15/09 (c)	3,748
377		SUB, 7.365%, 03/06/26	503
		United Mexican States, (Mexico),
1,407		6.375%, 01/16/13	1,396
856		6.625%, 03/03/15	839
3,308		7.500%, 04/08/33	3,122

		Total Foreign Government Securities (Cost $10,260)	9,608

		Mortgage Pass-Through Securities — 10.0%
		Federal Home Loan Mortgage Corp.,
2,788		ARM, 4.155%, 04/01/34	2,780
1,661		ARM, 4.293%, 12/01/33	1,635
1,784		ARM, 4.677%, 12/01/34	1,781
1,223		ARM, 5.165%, 02/01/36	1,234
119		ARM, 5.349%, 07/01/19	120
81		ARM, 5.473%, 04/01/30	80
1,807		ARM, 5.673%, 11/01/36	1,832
1,807		ARM, 5.892%, 10/01/36	1,848
848		ARM, 5.920%, 02/01/37	864
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,994		4.000%, 06/01/13 - 05/01/19	9,005
548		4.500%, 08/01/18	552
2,411		5.000%, 12/01/18	2,457
743		5.500%, 07/01/14 - 06/01/17	760
206		6.000%, 04/01/18	210
2,226		6.500%, 08/01/16 - 02/01/19	2,285
795		7.000%, 01/01/17 - 04/01/17	828
219		7.500%, 09/01/10 - 11/01/15	225
59		8.500%, 11/01/15	68
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
482		6.000%, 12/01/22	495
1,344		6.500%, 11/01/22	1,396
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,519		4.000%, 10/01/33 - 09/01/35	6,269
2,597		5.000%, 09/01/34	2,617
6,944		5.500%, 10/01/33 - 07/01/35	7,061
1,118		6.000%, 12/01/33 - 01/01/34	1,144
5,829		6.500%, 11/01/34 - 11/01/36	6,011
2,070		7.000%, 07/01/32 - 10/01/36	2,141
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,455		5.500%, 10/01/33 - 01/01/34	1,465
391		7.000%, 07/01/29	401
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
—	(h)	7.500%, 07/01/16	—	(h)
26		12.000%, 08/01/15 - 07/01/19	29
		Federal National Mortgage Association,
345		ARM, 3.920%, 07/01/33	341
1,411		ARM, 3.982%, 05/01/34	1,363
1,844		ARM, 4.053%, 07/01/33	1,847
2,118		ARM, 4.107%, 09/01/33	2,108
203		ARM, 4.146%, 09/01/27	201
1,155		ARM, 4.214%, 04/01/34	1,141
680		ARM, 4.274%, 05/01/35	680
684		ARM, 4.280%, 07/01/34	673
624		ARM, 4.303%, 02/01/34	623
205		ARM, 4.401%, 03/01/29	204
480		ARM, 4.432%, 01/01/36	479
18		ARM, 4.450%, 01/01/19	18
736		ARM, 4.464%, 01/01/34	733
3,212		ARM, 4.470%, 06/01/35	3,209
540		ARM, 4.564%, 09/01/34	535
1,760		ARM, 4.569%, 11/01/34	1,763
1,987		ARM, 4.646%, 04/01/35	1,980
1,868		ARM, 4.715%, 01/01/35	1,892
5,823		ARM, 4.717%, 04/01/35	5,798
918		ARM, 4.720%, 11/01/34	929
571		ARM, 4.751%, 09/01/35	572
695		ARM, 4.770%, 11/01/33	688
3,057		ARM, 4.779%, 08/01/34	3,061
1,950		ARM, 4.790%, 10/01/34	1,958
1,286		ARM, 4.810%, 10/01/34	1,293
3,250		ARM, 4.828%, 01/01/35	3,231
42		ARM, 4.858%, 03/01/19	41
2,733		ARM, 4.868%, 01/01/33	2,810
671		ARM, 4.872%, 02/01/35	671
222		ARM, 4.890%, 04/01/34	227
1,007		ARM, 4.899%, 09/01/34	1,011
1,268		ARM, 4.921%, 08/01/34	1,270
2,583		ARM, 4.965%, 07/01/33	2,598
2,366		ARM, 5.016%, 05/01/35	2,374
1,147		ARM, 5.146%, 10/01/34	1,149
4,744		ARM, 5.248%, 09/01/35	4,821
1,906		ARM, 5.425%, 06/01/36	1,917
2,205		ARM, 5.963%, 07/01/36	2,250
		Federal National Mortgage Association, 15 Year, Single Family,
3,760		3.500%, 09/01/18 - 07/01/19	3,621
35,547		4.000%, 07/01/18 - 12/01/18	35,321
20,417		4.500%, 06/01/18 - 12/01/19	20,550
2,430		5.000%, 12/01/16 - 10/01/20	2,478
5,080		5.500%, 03/01/20 - 07/01/20	5,203
5,436		6.000%, 06/01/16 - 08/01/19	5,570
782		6.500%, 03/01/17 - 08/01/20	805
1,134		7.000%, 03/01/17 - 09/01/17	1,187
76		7.500%, 03/01/17	80
173		8.000%, 11/01/12 - 11/01/15	180
		Federal National Mortgage Association, 20 Year, Single Family,
880		4.500%, 04/01/24	872
101		6.000%, 02/01/14	104
4,703		6.500%, 05/01/22 - 04/01/25	4,869
		Federal National Mortgage Association, 30 Year FHA/VA,
217		6.000%, 09/01/33	222
365		6.500%, 03/01/29	375
69		7.000%, 02/01/33	73
107		8.000%, 06/01/28	114
111		9.000%, 05/01/18 - 12/01/25	120
		Federal National Mortgage Association, 30 Year, Single Family,
4,351		4.500%, 11/01/33 - 02/01/35	4,294
5,930		5.000%, 07/01/33 - 09/01/35	5,983
3,265		5.500%, 12/01/33 - 03/01/34	3,326
3,411		6.000%, 12/01/28 - 09/01/33	3,504
294		6.500%, 08/01/31	306
402		7.000%, 04/01/17 - 08/01/32	422
1,308		7.500%, 08/01/36	1,365
1,321		8.000%, 03/01/27 - 11/01/28	1,397
5		9.000%, 04/01/26	6
45		9.500%, 07/01/28	50
30		12.500%, 01/01/16	34
		Federal National Mortgage Association, Other,
5,098		4.000%, 09/01/13 - 11/01/33	4,994
2,256		4.500%, 11/01/14	2,295
1,681		5.500%, 06/01/12 - 09/01/33	1,711
3,284		6.500%, 01/01/36 - 07/01/36	3,381
534		7.000%, 10/01/46	544
241		10.890%, 04/15/19	284
		Government National Mortgage Association II, 30 Year, Single Family,
998		4.500%, 08/20/33	979
142		7.500%, 02/20/28 - 09/20/28	149

194	8.000%, 12/20/25 - 09/20/28	207
62	8.500%, 05/20/25	67
	Government National Mortgage Association, 15 Year, Single Family,
313	6.500%, 06/15/17 - 12/15/17	325
499	8.000%, 01/15/16	531
	Government National Mortgage Association, 30 Year, Single Family,
977	6.500%, 03/15/28 - 04/15/33	1,006
576	7.000%, 02/15/33 - 06/15/33	597
114	7.500%, 11/15/22 - 11/15/31	120
46	8.000%, 09/15/22 - 08/15/28	49
7	9.000%, 12/15/16	8

	Total Mortgage Pass-Through Securities (Cost $231,083)	235,730

	Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $403)	348

	U.S. Government Agency Securities — 0.8%
10,810	Federal Home Loan Bank System, 4.720%, 09/20/12	10,969
	Federal Home Loan Mortgage Corp.,
1,173	4.125%, 07/12/10	1,211
1,043	6.875%, 09/15/10 (c)	1,125
	Federal National Mortgage Association,
3,464	6.250%, 02/01/11	3,622
885	7.125%, 06/15/10 (c)	953

	Total U.S. Government Agency Securities (Cost $17,578)	17,880

	U.S. Treasury Obligations — 14.7%
	U.S. Treasury Bonds,
1,046	6.250%, 08/15/23 (c)	1,337
1,231	7.875%, 02/15/21	1,726
614	8.125%, 05/15/21	880
7,300	8.750%, 05/15/17 (c)	10,320
2,500	8.875%, 08/15/17 (c)	3,570
1,069	9.875%, 11/15/15	1,543
377	13.250%, 05/15/14 (m)	398
	U.S. Treasury Bonds Coupon STRIPS,
10,447	02/15/11 (c)	10,218
16,105	02/15/13 (c)	14,854
31,778	02/15/14 (m)	28,316
11,425	05/15/14 (m)	10,093
24,565	08/15/14 (m)	21,382
23,253	11/15/14 (m)	20,016
15,580	02/15/15 (m)	12,876
3,626	05/15/15 (c)	2,975
13,603	08/15/15 (c)	10,932
30,022	11/15/15	24,095
50,996	02/15/16	40,202
12,730	05/15/16 (c)	9,965
2,236	08/15/16 (c)	1,723
11,137	11/15/16 (c)	8,425
9,304	02/15/17 (c)	6,992
25,196	05/15/17 (c)	18,835
5,145	08/15/17 (c)	3,790
18,549	11/15/17 (c)	13,548
16,845	05/15/18 (c)	11,993
13,727	02/15/19 (c)	9,307
2,750	08/15/20 (c)	1,706
678	02/15/22 (c)	394
5,337	02/15/23 (c)	2,985
	U.S. Treasury Bonds Principal STRIPS,
3,594	11/15/09	3,545
8,500	02/15/15 (c)	7,066
5,445	11/15/15 (c)	4,393
1,000	05/15/16 (c)	788
6,799	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	9,764
	U.S. Treasury Inflation Indexed Notes,
1,500	1.375%, 07/15/18 (c)	1,343
1,924	3.875%, 01/15/09 (c)	2,541
8,996	4.250%, 01/15/10	11,445

	Total U.S. Treasury Obligations (Cost $322,258)	346,281

	Total Long-Term Investments (Cost $2,416,656)	2,323,858

SHARES

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
23,388	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $23,388)	23,388

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 7.7%
	Corporate Notes — 1.8%
12,000	Metropolitan Life Global Funding I, VAR, 4.570%, 02/09/09 (e)	11,850
15,000	National Australia Bank Ltd., (Australia), VAR, 3.025%, 04/06/09 (e)	14,998
15,000	Svenska Handelsbanken AB, (Sweden), VAR, 4.418%, 02/06/09 (e)	15,023

		41,871

SHARES

	Investment Company — 5.9%
138,674	JPMorgan Prime Money Market Fund, Capital Shares (b)	138,674

	Total Investments of Cash Collateral for Securities on Loan (Cost $180,674)	180,545

	Total Investments — 107.7% (Cost $2,620,718)	2,527,791

	Liabilities in Excess of Other Assets — (7.7)%	(180,458)

	NET ASSETS — 100.0%	$2,347,333

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,464
Aggregate gross unrealized depreciation	(160,391)

Net unrealized appreciation/depreciation	($92,927)

Federal income tax cost of investments	$2,620,718

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 162,062	$ -
Level 2 - Other significant observable inputs	2,365,729	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 2,527,791	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 98.1%
		Common Stocks — 98.0%
		Aerospace & Defense — 2.6%
27		Boeing Co.	1,134
14		General Dynamics Corp.	737
4		Goodrich Corp.	151
27		Honeywell International, Inc.	745
4		L-3 Communications Holdings, Inc.	293
12		Lockheed Martin Corp.	922
12		Northrop Grumman Corp.	497
5		Precision Castparts Corp.	314
15		Raytheon Co.	731
6		Rockwell Collins, Inc.	195
35		United Technologies Corp.	1,681

			7,400

		Air Freight & Logistics — 1.2%
6		C.H. Robinson Worldwide, Inc.	312
8		Expeditors International of Washington, Inc.	256
11		FedEx Corp.	789
36		United Parcel Service, Inc., Class B	2,086

			3,443

		Airlines — 0.1%
26		Southwest Airlines Co.	228

		Auto Components — 0.1%
9		Goodyear Tire & Rubber Co. (The) (a)	56
21		Johnson Controls, Inc.	376

			432

		Automobiles — 0.2%
81		Ford Motor Co. (a) (c)	218
20		General Motors Corp. (c)	107
8		Harley-Davidson, Inc. (c)	144

			469

		Beverages — 2.6%
4		Brown-Forman Corp., Class B	155
71		Coca-Cola Co. (The)	3,347
11		Coca-Cola Enterprises, Inc.	104
7		Constellation Brands, Inc., Class A (a)	89
9		Dr Pepper Snapple Group, Inc. (a)	147
5		Molson Coors Brewing Co., Class B	241
5		Pepsi Bottling Group, Inc.	89
56		PepsiCo, Inc.	3,188

			7,360

		Biotechnology — 2.0%
38		Amgen, Inc. (a)	2,111
10		Biogen Idec, Inc. (a)	441
16		Celgene Corp. (a)	851
2		Cephalon, Inc. (a) (c)	178
10		Genzyme Corp. (a)	618
33		Gilead Sciences, Inc. (a)	1,480

			5,679

		Building Products — 0.0% (g)
13		Masco Corp.	124

		Capital Markets — 2.3%
7		American Capital Ltd. (c)	31
8		Ameriprise Financial, Inc.	144
41		Bank of New York Mellon Corp. (The)	1,244
34		Charles Schwab Corp. (The)	614
19		E*Trade Financial Corp. (a) (c)	26
3		Federated Investors, Inc., Class B	63
5		Franklin Resources, Inc.	332
16		Goldman Sachs Group, Inc. (The)	1,233
14		Invesco Ltd.	174
6		Janus Capital Group, Inc. (c)	47
5		Legg Mason, Inc.	92
55		Merrill Lynch & Co., Inc.	727
40		Morgan Stanley	588
8		Northern Trust Corp.	364
16		State Street Corp.	653
9		T. Rowe Price Group, Inc. (c)	318

			6,650

		Chemicals — 1.8%
8		Air Products & Chemicals, Inc.	364
2		CF Industries Holdings, Inc.	107
33		Dow Chemical Co. (The)	616
32		E.l. du Pont de Nemours & Co.	812
3		Eastman Chemical Co.	90
6		Ecolab, Inc.	242
3		International Flavors & Fragrances, Inc.	86
20		Monsanto Co.	1,565
6		PPG Industries, Inc.	259
11		Praxair, Inc.	668
4		Rohm & Haas Co.	304
5		Sigma-Aldrich Corp. (c)	195

			5,308

		Commercial Banks — 3.2%
20		BB&T Corp. (c)	592
5		Comerica, Inc.	122
21		Fifth Third Bancorp (c)	198
7		First Horizon National Corp.	78
13		Huntington Bancshares, Inc. (c)	105
18		KeyCorp	167
3		M&T Bank Corp. (c)	178
9		Marshall & Ilsley Corp. (c)	144
74		National City Corp.	148
12		PNC Financial Services Group, Inc.	657
25		Regions Financial Corp.	254
13		SunTrust Banks, Inc.	403
63		U.S. Bancorp	1,688
78		Wachovia Corp.	436
133		Wells Fargo & Co.	3,851
4		Zions Bancorp (c)	131

			9,152

		Commercial Services & Supplies — 0.5%
12		Allied Waste Industries, Inc. (a) (c)	131
4		Avery Dennison Corp.	119
5		Cintas Corp.	114
7		Pitney Bowes, Inc.	184
8		R.R. Donnelley & Sons Co.	96
3		Stericycle, Inc. (a)	177
18		Waste Management, Inc.	515

			1,336

		Communications Equipment — 2.4%
3		Ciena Corp. (a)	24
212		Cisco Systems, Inc. (a)	3,510
57		Corning, Inc.	511
5		Harris Corp.	168
8		JDS Uniphase Corp. (a)	21
20		Juniper Networks, Inc. (a)	339
81		Motorola, Inc.	351
59		QUALCOMM, Inc.	1,979
14		Tellabs, Inc. (a)	59

			6,962

		Computers & Peripherals — 4.2%
32		Apple, Inc. (a)	2,949
63		Dell, Inc. (a)	699
74		EMC Corp. (a)	786
88		Hewlett-Packard Co.	3,104
49		International Business Machines Corp.	3,971
3		Lexmark International, Inc., Class A (a)	83
12		NetApp, Inc. (a) (c)	159
5		QLogic Corp. (a)	50
8		SanDisk Corp. (a) (c)	64
27		Sun Microsystems, Inc. (a)	86
6		Teradata Corp. (a)	86

			12,037

		Construction & Engineering — 0.2%
6		Fluor Corp.	293
4		Jacobs Engineering Group, Inc. (a)	197

			490

		Construction Materials — 0.1%
4		Vulcan Materials Co. (c)	237

		Consumer Finance — 0.6%
42		American Express Co.	971
13		Capital One Financial Corp.	464
17		Discover Financial Services	176
17		SLM Corp. (a)	155

			1,766

		Containers & Packaging — 0.1%
3		Ball Corp.	127
4		Bemis Co., Inc.	97
5		Pactiv Corp. (a)	117
6		Sealed Air Corp.	90

			431

		Distributors — 0.1%
6		Genuine Parts Co.	228

		Diversified Consumer Services — 0.2%
4		Apollo Group, Inc., Class A (a) (c)	293
12		H&R Block, Inc.	226

			519

		Diversified Financial Services — 3.6%
180		Bank of America Corp.	2,927
10		CIT Group, Inc. (c)	34
196		Citigroup, Inc.	1,622
2		CME Group, Inc.	511
5		Equifax, Inc.	117
3		IntercontinentalExchange, Inc. (a)	199
132		JPMorgan Chase & Co. (q)	4,190
6		Leucadia National Corp.	124
7		Moody’s Corp. (c)	154
5		Nasdaq OMX Group (The) (a)	105
10		NYSE Euronext	228

			10,211

		Diversified Telecommunication Services — 3.5%
212		AT&T, Inc.	6,046
4		CenturyTel, Inc.	98
5		Embarq Corp.	167
11		Frontier Communications Corp.	99
53		Qwest Communications International, Inc. (c)	170
102		Verizon Communications, Inc.	3,340
16		Windstream Corp.	140

			10,060

		Electric Utilities — 2.5%
6		Allegheny Energy, Inc.	214
14		American Electric Power Co., Inc. (c)	452
45		Duke Energy Corp.	707
12		Edison International	391
7		Entergy Corp.	586
24		Exelon Corp.	1,327
11		FirstEnergy Corp.	641
15		FPL Group, Inc.	715
7		Pepco Holdings, Inc.	130
4		Pinnacle West Capital Corp.	110
13		PPL Corp.	456
9		Progress Energy, Inc.	374
28		Southern Co.	1,005

			7,108

		Electrical Equipment — 0.5%
6		Cooper Industries Ltd., Class A	151
28		Emerson Electric Co.	1,000
5		Rockwell Automation, Inc.	163

			1,314

		Electronic Equipment, Instruments & Components — 0.3%
13		Agilent Technologies, Inc. (a)	242
6		Amphenol Corp., Class A	147
8		Jabil Circuit, Inc.	50
5		Molex, Inc.	70
17		Tyco Electronics Ltd., (Bermuda)	279

			788

		Energy Equipment & Services — 2.0%
11		Baker Hughes, Inc.	386
11		BJ Services Co.	127
8		Cameron International Corp. (a)	165
5		ENSCO International, Inc.	167
31		Halliburton Co.	554
10		Nabors Industries Ltd., (Bermuda) (a)	146
15		National Oilwell Varco, Inc. (a)	424
10		Noble Corp.	259
4		Rowan Cos., Inc.	71
43		Schlumberger Ltd.	2,186
8		Smith International, Inc.	227
11		Transocean, Inc. (a)	766
24		Weatherford International Ltd. (a)	312

			5,790

		Food & Staples Retailing — 3.2%
16		Costco Wholesale Corp.	804
52		CVS/Caremark Corp.	1,491
24		Kroger Co. (The)	651
16		Safeway, Inc.	341
8		SUPERVALU, Inc.	91
22		SYSCO Corp.	507
36		Walgreen Co.	880
81		Wal-Mart Stores, Inc.	4,501
5		Whole Foods Market, Inc. (c)	53

			9,319

		Food Products — 1.8%
23		Archer-Daniels-Midland Co.	634
8		Campbell Soup Co.	244
16		ConAgra Foods, Inc.	240
5		Dean Foods Co. (a)	80
12		General Mills, Inc.	763
11		H.J. Heinz Co.	436
6		Hershey Co. (The)	214
4		JM Smucker Co. (The)	192
9		Kellogg Co.	390
55		Kraft Foods, Inc., Class A	1,484
5		McCormick & Co., Inc. (Non-Voting)	138
25		Sara Lee Corp.	233
11		Tyson Foods, Inc., Class A	72

			5,120

		Gas Utilities — 0.1%
2		Nicor, Inc. (c)	66
6		Questar Corp.	201

			267

		Health Care Equipment & Supplies — 2.1%
23		Baxter International, Inc.	1,193
9		Becton, Dickinson & Co.	556
54		Boston Scientific Corp. (a) (c)	332
4		C.R. Bard, Inc.	293
18		Covidien Ltd.	664
5		Dentsply International, Inc.	139
6		Hospira, Inc. (a)	172
1		Intuitive Surgical, Inc. (a)	185
41		Medtronic, Inc.	1,237
12		St. Jude Medical, Inc. (a)	344
9		Stryker Corp.	346
4		Varian Medical Systems, Inc. (a)	181
8		Zimmer Holdings, Inc. (a)	302

			5,944

		Health Care Providers & Services — 1.8%
17		Aetna, Inc.	370
6		AmerisourceBergen Corp.	178
13		Cardinal Health, Inc.	420
10		Cigna Corp.	120
5		Coventry Health Care, Inc. (a)	66
4		DaVita, Inc. (a)	188
9		Express Scripts, Inc. (a)	510
6		Humana, Inc. (a)	183
4		Laboratory Corp. of America Holdings (a)	253
10		McKesson Corp.	346
18		Medco Health Solutions, Inc. (a)	763
3		Patterson Cos., Inc. (a)	62
6		Quest Diagnostics, Inc.	264
15		Tenet Healthcare Corp. (a)	18
44		UnitedHealth Group, Inc.	919
18		WellPoint, Inc. (a)	654

			5,314

		Health Care Technology — 0.0% (g)
7		IMS Health, Inc.	86

		Hotels, Restaurants & Leisure — 1.4%
16		Carnival Corp.	330
5		Darden Restaurants, Inc.	92
11		International Game Technology	119
11		Marriott International, Inc., Class A	178
40		McDonald’s Corp.	2,373
26		Starbucks Corp. (a)	234
7		Starwood Hotels & Resorts Worldwide, Inc.	113
6		Wyndham Worldwide Corp.	31
2		Wynn Resorts Ltd. (a) (c)	87
17		Yum! Brands, Inc.	454

			4,011

		Household Durables — 0.4%
2		Black & Decker Corp.	91
4		Centex Corp.	41
10		D.R. Horton, Inc.	68
5		Fortune Brands, Inc.	204
2		Harman International Industries, Inc.	32
3		KB Home	31
6		Leggett & Platt, Inc.	84
5		Lennar Corp., Class A (c)	36
10		Newell Rubbermaid, Inc.	133
8		Pulte Homes, Inc.	82
2		Snap-On, Inc.	74
3		Stanley Works (The)	90
3		Whirlpool Corp. (c)	105

			1,071

		Household Products — 3.2%
5		Clorox Co.	293
18		Colgate-Palmolive Co.	1,182
15		Kimberly-Clark Corp.	862
108		Procter & Gamble Co.	6,921

			9,258

		Independent Power Producers & Energy Traders — 0.1%
24		AES Corp. (The) (a)	186
6		Constellation Energy Group, Inc.	157
18		Dynegy, Inc., Class A (a)	40

			383

		Industrial Conglomerates — 3.0%
25		3M Co.	1,681
377		General Electric Co.	6,473
9		Textron, Inc.	136
17		Tyco International Ltd., (Bermuda)	356

			8,646

		Insurance — 2.4%
17		Aflac, Inc.	792
19		Allstate Corp. (The)	495
97		American International Group, Inc. (c)	194
10		AON Corp. (c)	452
4		Assurant, Inc.	93
13		Chubb Corp. (The)	665
6		Cincinnati Financial Corp. (c)	171
16		Genworth Financial, Inc., Class A	23
11		Hartford Financial Services Group, Inc.	91
9		Lincoln National Corp.	127
13		Loews Corp. (c)	356
18		Marsh & McLennan Cos., Inc.	470
7		MBIA, Inc. (c)	41
27		MetLife, Inc.	787
9		Principal Financial Group, Inc.	129
24		Progressive Corp. (The)	364
15		Prudential Financial, Inc.	333
3		Torchmark Corp. (c)	113
21		Travelers Cos., Inc. (The)	926
12		Unum Group	185
11		XL Capital Ltd., (Bermuda), Class A	56

			6,863

		Internet & Catalog Retail — 0.2%
11		Amazon.com, Inc. (a)	490
8		Expedia, Inc. (a)	63

			553

		Internet Software & Services — 1.3%
6		Akamai Technologies, Inc. (a)	74
39		eBay, Inc. (a)	515
9		Google, Inc., Class A (a)	2,515
7		VeriSign, Inc. (a)	150
50		Yahoo!, Inc. (a)	573

			3,827

		IT Services — 1.0%
3		Affiliated Computer Services, Inc., Class A (a)	141
18		Automatic Data Processing, Inc.	751
10		Cognizant Technology Solutions Corp., Class A (a)	201
5		Computer Sciences Corp. (a) (c)	151
4		Convergys Corp. (a)	28
7		Fidelity National Information Services, Inc.	117
6		Fiserv, Inc. (a)	201
3		MasterCard, Inc., Class A	377
12		Paychex, Inc.	326
7		Total System Services, Inc.	101
26		Western Union Co. (The)	348

			2,742

		Leisure Equipment & Products — 0.1%
10		Eastman Kodak Co.	78
5		Hasbro, Inc.	121
13		Mattel, Inc. (a)	177

			376

		Life Sciences Tools & Services — 0.4%
6		Life Technologies Corp. (a)	160
2		Millipore Corp. (a)	100
4		PerkinElmer, Inc.	77
15		Thermo Fisher Scientific, Inc. (a)	537
4		Waters Corp. (a)	147

			1,021

		Machinery — 1.5%
22		Caterpillar, Inc.	896
7		Cummins, Inc.	186
9		Danaher Corp.	510
15		Deere & Co.	534
7		Dover Corp.	201
6		Eaton Corp.	277
2		Flowserve Corp.	104
14		Illinois Tool Works, Inc.	490
11		Ingersoll-Rand Co. Ltd., (Bermuda), Class A	179
7		ITT Corp.	273
5		Manitowoc Co., Inc. (The)	37
13		PACCAR, Inc.	364
4		Pall Corp.	119
6		Parker Hannifin Corp.	247

			4,417

		Media — 2.5%
24		CBS Corp., Class B (c)	163
105		Comcast Corp., Class A	1,818
20		DIRECTV Group, Inc. (The) (a)	432
8		Gannett Co., Inc. (c)	71
17		Interpublic Group of Cos., Inc. (The) (a) (c)	70
11		McGraw-Hill Cos., Inc. (The)	285
1		Meredith Corp.	21
4		New York Times Co. (The), Class A (c)	32
82		News Corp., Class A	651
11		Omnicom Group, Inc.	324
3		Scripps Networks Interactive, Inc., Class A	90
129		Time Warner, Inc.	1,165
22		Viacom, Inc., Class B (a)	355
67		Walt Disney Co. (The)	1,518
—	(h)	Washington Post Co. (The), Class B	85

			7,080

		Metals & Mining — 0.7%
4		AK Steel Holding Corp.	32
29		Alcoa, Inc.	314
4		Allegheny Technologies, Inc. (c)	83
14		Freeport-McMoRan Copper & Gold, Inc.	331
16		Newmont Mining Corp.	552
11		Nucor Corp.	406
3		Titanium Metals Corp. (c)	26
4		United States Steel Corp.	128

			1,872

		Multiline Retail — 0.6%
3		Big Lots, Inc. (a)	52
5		Family Dollar Stores, Inc.	139
8		J.C. Penney Co., Inc.	152
11		Kohl’s Corp. (a)	357
15		Macy’s, Inc.	112
6		Nordstrom, Inc. (c)	65
2		Sears Holdings Corp. (a) (c)	74
27		Target Corp.	915

			1,866

		Multi-Utilities — 1.5%
8		Ameren Corp.	269
12		CenterPoint Energy, Inc.	159
8		CMS Energy Corp.	82
10		Consolidated Edison, Inc.	396
21		Dominion Resources, Inc.	767
6		DTE Energy Co.	218
3		Integrys Energy Group, Inc.	121
10		NiSource, Inc.	119
13		PG&E Corp.	490
18		Public Service Enterprise Group, Inc.	564
9		Sempra Energy	413
8		TECO Energy, Inc.	99
4		Wisconsin Energy Corp.	183
16		Xcel Energy, Inc.	301

			4,181

		Office Electronics — 0.1%
31		Xerox Corp.	219

		Oil, Gas & Consumable Fuels — 12.0%
17		Anadarko Petroleum Corp.	691
12		Apache Corp.	929
4		Cabot Oil & Gas Corp.	111
19		Chesapeake Energy Corp.	322
74		Chevron Corp.	5,831
55		ConocoPhillips	2,867
7		Consol Energy, Inc.	191
16		Devon Energy Corp.	1,148
25		El Paso Corp.	186
9		EOG Resources, Inc.	760
187		Exxon Mobil Corp.	14,954
10		Hess Corp.	549
25		Marathon Oil Corp.	664
3		Massey Energy Co.	47
7		Murphy Oil Corp. (c)	301
6		Noble Energy, Inc.	324
29		Occidental Petroleum Corp.	1,589
10		Peabody Energy Corp.	229
4		Pioneer Natural Resources Co.	86
6		Range Resources Corp.	231
12		Southwestern Energy Co. (a)	424
22		Spectra Energy Corp.	359
4		Sunoco, Inc.	167
5		Tesoro Corp. (c)	45
19		Valero Energy Corp.	345
21		Williams Cos., Inc.	336
20		XTO Energy, Inc.	755

			34,441

		Paper & Forest Products — 0.2%
15		International Paper Co.	191
6		MeadWestvaco Corp.	72
8		Weyerhaeuser Co.	285

			548

		Personal Products — 0.2%
15		Avon Products, Inc.	323
4		Estee Lauder Cos., Inc. (The), Class A	115

			438

		Pharmaceuticals — 7.5%
55		Abbott Laboratories	2,901
11		Allergan, Inc.	416
4		Barr Pharmaceuticals, Inc. (a)	256
71		Bristol-Myers Squibb Co.	1,472
36		Eli Lilly & Co.	1,227
11		Forest Laboratories, Inc. (a)	265
100		Johnson & Johnson	5,880
9		King Pharmaceuticals, Inc. (a)	85
77		Merck & Co., Inc.	2,056
11		Mylan, Inc. (a) (c)	103
242		Pfizer, Inc.	3,979
58		Schering-Plough Corp.	982
4		Watson Pharmaceuticals, Inc. (a)	89
48		Wyeth	1,725

			21,436

		Professional Services — 0.1%
4		Monster Worldwide, Inc. (a)	51
6		Robert Half International, Inc. (c)	117

			168

		Real Estate Investment Trusts (REITs) — 0.8%
3		Apartment Investment & Management Co. (c)	35
3		AvalonBay Communities, Inc. (c)	168
4		Boston Properties, Inc. (c)	230
4		Developers Diversified Realty Corp.	21
10		Equity Residential	296
9		HCP, Inc.	187
19		Host Hotels & Resorts, Inc.	140
8		Kimco Realty Corp.	116
6		Plum Creek Timber Co., Inc.	219
9		ProLogis	36
4		Public Storage	314
8		Simon Property Group, Inc.	384
5		Vornado Realty Trust	263

			2,409

		Real Estate Management & Development — 0.0% (g)
6		CB Richard Ellis Group, Inc., Class A (a)	28

		Road & Rail — 1.0%
10		Burlington Northern Santa Fe Corp.	777
15		CSX Corp.	545
13		Norfolk Southern Corp.	667
2		Ryder System, Inc.	73
18		Union Pacific Corp.	915

			2,977

		Semiconductors & Semiconductor Equipment — 2.0%
22		Advanced Micro Devices, Inc. (a) (c)	52
11		Altera Corp.	159
10		Analog Devices, Inc.	178
48		Applied Materials, Inc.	462
16		Broadcom Corp., Class A (a)	243
202		Intel Corp.	2,787
6		KLA-Tencor Corp.	117
8		Linear Technology Corp.	159
23		LSI Corp. (a)	62
8		MEMC Electronic Materials, Inc. (a)	122
7		Microchip Technology, Inc. (c)	122
27		Micron Technology, Inc. (a)	75
7		National Semiconductor Corp.	77
4		Novellus Systems, Inc. (a)	44
20		NVIDIA Corp. (a)	149
6		Teradyne, Inc. (a)	23
47		Texas Instruments, Inc.	733
10		Xilinx, Inc.	162

			5,726

		Software — 3.5%
19		Adobe Systems, Inc. (a)	441
8		Autodesk, Inc. (a)	134
7		BMC Software, Inc. (a)	170
14		CA, Inc.	238
7		Citrix Systems, Inc. (a)	175
9		Compuware Corp. (a)	58
11		Electronic Arts, Inc. (a)	218
12		Intuit, Inc. (a)	256
282		Microsoft Corp.	5,703
12		Novell, Inc. (a)	56
141		Oracle Corp. (a)	2,265
4		Salesforce.com, Inc. (a)	107
30		Symantec Corp. (a)	363

			10,184

		Specialty Retail — 1.7%
3		Abercrombie & Fitch Co., Class A (c)	60
4		AutoNation, Inc. (a) (c)	33
2		AutoZone, Inc. (a)	164
9		Bed Bath & Beyond, Inc. (a)	190
12		Best Buy Co., Inc.	251
6		GameStop Corp., Class A (a)	128
17		Gap, Inc. (The)	220
61		Home Depot, Inc.	1,410
53		Lowe’s Cos., Inc.	1,088
10		Ltd. Brands, Inc.	95
10		Office Depot, Inc. (a)	20
5		RadioShack Corp.	46
4		Sherwin-Williams Co. (The) (c)	209
26		Staples, Inc.	443
4		Tiffany & Co. (c)	88
15		TJX Cos., Inc.	344

			4,789

		Textiles, Apparel & Luxury Goods — 0.4%
12		Coach, Inc. (a)	217
3		Jones Apparel Group, Inc.	15
3		Liz Claiborne, Inc. (c)	10
14		Nike, Inc., Class B	750
2		Polo Ralph Lauren Corp. (c)	88
3		V.F. Corp.	164

			1,244

		Thrifts & Mortgage Finance — 0.2%
19		Hudson City Bancorp, Inc.	312
12		People’s United Financial, Inc.	238
20		Sovereign Bancorp, Inc. (a)	48

			598

		Tobacco — 1.8%
74		Altria Group, Inc.	1,190
6		Lorillard, Inc.	377
74		Philip Morris International, Inc.	3,122
6		Reynolds American, Inc.	251
5		UST, Inc.	364

			5,304

		Trading Companies & Distributors — 0.1%
5		Fastenal Co. (c)	179
2		W.W. Grainger, Inc.	164

			343

		Wireless Telecommunication Services — 0.2%
14		American Tower Corp., Class A (a)	386
103		Sprint Nextel Corp.	286

			672

		Total Common Stocks (Cost $362,655)	281,263

		Investment Company — 0.1%
2		SPDR Trust, Series 1, (Cost $199)	200

		Total Long-Term Investments (Cost $362,854)	281,463

		Short-Term Investments — 1.6%
		Investment Company — 1.4%
3,910		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (m) (Cost $3,910)	3,910

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.2%
550	U.S. Treasury Bill, 0.06%, 02/12/09 (k) (n) (Cost $550)	550

	Total Short-Term Investments (Cost $4,460)	4,460

	Investments of Cash Collateral for Securities on Loan — 2.2%
	Corporate Notes — 0.8%
1,000	BBVA Senior Finance S.A., VAR, 2.869%, 03/12/10 (e)	976
1,000	General Electric Capital Corp., VAR, 1.150%, 03/12/10	928
500	Monumental Global Funding III, VAR, 2.203%, 05/24/10 (e)	462

		2,366

SHARES

	Investment Company — 1.4%
3,964	JPMorgan Prime Money Market Fund, Capital Shares (b)	3,964

	Total Investments of Cash Collateral for Securities on Loan (Cost $6,464)	6,330

	Total Investments — 101.9% (Cost $373,778)	292,253
	Liabilities in Excess of Other Assets — (1.9)%	(5,320)

	NET ASSETS — 100.0%	$286,933

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
23	S & P 500 Index	12/18/08	$5,148	$134

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR	—	Standard & Poor’s Depository Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%
(h)		Amount rounds to less than one thousand (shares or dollars).
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(q)		Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,529
Aggregate gross unrealized depreciation	(108,054)

Net unrealized appreciation/depreciation	($81,525)

Federal income tax cost of investments	$373,778

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 289,337	$ 134	$ -
Level 2 - Other significant observable inputs	2,916	-	-
Level 3 - Significant unobservable inputs	-	-	-
Total	$ 292,253	$ 134	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Long-Term Investments — 94.9%
		Asset-Backed Securities — 2.6%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.350%, 12/15/11	400
		AmeriCredit Automobile Receivables Trust,
152		Series 2005-BM, Class A4, VAR, 2.258%, 05/06/12	133
450		Series 2006-BG, Class A3, 5.210%, 10/06/11	435
800		Series 2006-BG, Class A4, 5.210%, 09/06/13	622
150		Series 2007-CM, Class A3B, VAR, 2.208%, 05/07/12	133
112		Bear Stearns Asset Backed Securities Trust, Series 2006- SD1, Class A, VAR, 1.765%, 04/25/36 (i)	65
		Capital One Auto Finance Trust,
180		Series 2007-B, Class A3A, 5.030%, 04/15/12	168
50		Series 2007-C, Class A2B, VAR, 1.843%, 05/17/10	50
114		Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.050%, 03/15/10	114
860		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	643
143		CNH Equipment Trust, Series 2007-A, Class A3, 4.990%, 10/15/10	142
109		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	103
		Ford Credit Auto Owner Trust,
1,200		Series 2006-B, Class A4, 5.250%, 09/15/11	1,139
339		Series 2007-A, Class A2B, VAR, 1.433%, 04/15/10	335
300		Series 2007-B, Class A3A, 5.150%, 11/15/11	286
138		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	91
464		Household Automotive Trust, Series 2005-1, Class A4, 4.350%, 06/18/12	440
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.100%, 06/15/12	483
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.800%, 07/15/14	430
253		Series 2003-C1, Class C1, VAR, 3.123%, 06/15/12	221
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.850%, 02/15/12 (e)	426
30		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.350%, 02/22/11	30
477		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.870%, 08/17/12	465

		Total Asset-Backed Securities (Cost $8,357)	7,354

		Collateralized Mortgage Obligations — 39.7%
		Agency CMO — 32.6%
139		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	144
		Federal Home Loan Mortgage Corp. REMICS,
15		Series 11, Class D, 9.500%, 07/15/19	16
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
8		Series 46, Class B, 7.800%, 09/15/20	8
2		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
7		Series 99, Class Z, 9.500%, 01/15/21	7
32		Series 114, Class H, 6.950%, 01/15/21	32
2		Series 1079, Class S, HB, IF, 29.113%, 05/15/21	3
2		Series 1084, Class F, VAR, 2.388%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 38.756%, 05/15/21	2
17		Series 1144, Class KB, 8.500%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,021.801%, 01/15/22	3
25		Series 1206, Class IA, 7.000%, 03/15/22	27
171		Series 1212, Class IZ, 8.000%, 02/15/22	174
17		Series 1250, Class J, 7.000%, 05/15/22	18
49		Series 1343, Class LA, 8.000%, 08/15/22	53
210		Series 1466, Class PZ, 7.500%, 02/15/23	228
3		Series 1470, Class F, VAR, 3.769%, 02/15/23	3
86		Series 1491, Class I, 7.500%, 04/15/23	94
85		Series 1518, Class G, IF, 8.362%, 05/15/23	87
80		Series 1541, Class O, VAR, 3.220%, 07/15/23	79
71		Series 1558, Class D, 6.500%, 07/15/23	72
3		Series 1602, Class SA, IF, 18.078%, 10/15/23	3
—	(h)	Series 1606, Class SC, IF, 14.910%, 11/15/08	—	(h)
313		Series 1607, Class H, 6.250%, 10/15/13	318
286		Series 1608, Class L, 6.500%, 09/15/23	298
261		Series 1609, Class LG, IF, 14.219%, 11/15/23	289
81		Series 1611, Class JA, VAR, 2.375%, 08/15/23	80
74		Series 1611, Class JB, IF, 18.119%, 08/15/23	75
1		Series 1625, Class SD, IF, 8.505%, 12/15/08	1
4		Series 1671, Class L, 7.000%, 02/15/24	4
4		Series 1685, Class Z, 6.000%, 11/15/23	4
5		Series 1698, Class SC, IF, 10.937%, 03/15/09	5
34		Series 1700, Class GA, PO, 02/15/24	33
405		Series 1706, Class K, 7.000%, 03/15/24	429
27		Series 1745, Class D, 7.500%, 08/15/24	30
94		Series 1798, Class F, 5.000%, 05/15/23	95
4		Series 1807, Class G, 9.000%, 10/15/20	4
378		Series 1927, Class PH, 7.500%, 01/15/27	400
179		Series 1981, Class Z, 6.000%, 05/15/27	193
55		Series 1987, Class PE, 7.500%, 09/15/27	55
—	(h)	Series 2017, Class SE, IF, 14.147%, 12/15/08	—	(h)
105		Series 2025, Class PE, 6.300%, 01/15/13	107
28		Series 2033, Class SN, IF, IO, 18.997%, 03/15/24	15
76		Series 2038, Class PN, IO, 7.000%, 03/15/28	11
335		Series 2040, Class PE, 7.500%, 03/15/28	344
121		Series 2056, Class TD, 6.500%, 05/15/18	128
497		Series 2063, Class PG, 6.500%, 06/15/28	513
65		Series 2064, Class TE, 7.000%, 06/15/28	69
335		Series 2075, Class PH, 6.500%, 08/15/28	347
304		Series 2075, Class PM, 6.250%, 08/15/28	315
85		Series 2089, Class PJ, IO, 7.000%, 10/15/28	15
58		Series 2102, Class TC, 6.000%, 12/15/13	60
324		Series 2115, Class PE, 6.000%, 01/15/14	336
269		Series 2125, Class JZ, 6.000%, 02/15/29	277
33		Series 2163, Class PC, IO, 7.500%, 06/15/29	7
506		Series 2169, Class TB, 7.000%, 06/15/29	544
202		Series 2172, Class QC, 7.000%, 07/15/29	221
2		Series 2196, Class TL, 7.500%, 11/15/29	2
113		Series 2201, Class C, 8.000%, 11/15/29	119
211		Series 2210, Class Z, 8.000%, 01/15/30	223
94		Series 2224, Class CB, 8.000%, 03/15/30	97
131		Series 2256, Class MC, 7.250%, 09/15/30	142
198		Series 2259, Class ZM, 7.000%, 10/15/30	214
154		Series 2271, Class PC, 7.250%, 12/15/30	157
202		Series 2283, Class K, 6.500%, 12/15/23	213
93		Series 2296, Class PD, 7.000%, 03/15/31	101
47		Series 2306, Class K, PO, 05/15/24	42
114		Series 2306, Class SE, IF, IO, 6.860%, 05/15/24	23
75		Series 2333, Class HC, 6.000%, 07/15/31	79
134		Series 2344, Class QG, 6.000%, 08/15/16	140
2,081		Series 2344, Class ZD, 6.500%, 08/15/31	2,178
258		Series 2344, Class ZJ, 6.500%, 08/15/31	266
195		Series 2345, Class NE, 6.500%, 08/15/31	201
218		Series 2345, Class PQ, 6.500%, 08/15/16	229
192		Series 2347, Class VP, 6.500%, 03/15/20	199
315		Series 2351, Class PZ, 6.500%, 08/15/31	329
155		Series 2355, Class BP, 6.000%, 09/15/16	161
174		Series 2360, Class PG, 6.000%, 09/15/16	181
2		Series 2362, Class PD, 6.500%, 06/15/20	2
157		Series 2366, Class MD, 6.000%, 10/15/16	161
283		Series 2391, Class QR, 5.500%, 12/15/16	291
287		Series 2391, Class VQ, 6.000%, 10/15/12	295
118		Series 2392, Class PV, 6.000%, 12/15/20	119
414		Series 2405, Class PE, 6.000%, 01/15/17	434
44		Series 2410, Class HC, 5.500%, 02/15/09	44
189		Series 2410, Class NG, 6.500%, 02/15/32	194
216		Series 2410, Class OE, 6.375%, 02/15/32	222
83		Series 2410, Class QX, IF, IO, 7.228%, 02/15/32	12
29		Series 2412, Class SE, IF, 13.591%, 02/15/09	29
405		Series 2412, Class SP, IF, 13.255%, 02/15/32	441
97		Series 2423, Class MC, 7.000%, 03/15/32	103
193		Series 2423, Class MT, 7.000%, 03/15/32	204
243		Series 2435, Class CJ, 6.500%, 04/15/32	258
405		Series 2435, Class VH, 6.000%, 07/15/19	412
304		Series 2441, Class GF, 6.500%, 04/15/32	310
235		Series 2444, Class ES, IF, IO, 6.528%, 03/15/32	26
264		Series 2450, Class GZ, 7.000%, 05/15/32	280
94		Series 2450, Class SW, IF, IO, 6.578%, 03/15/32	11
405		Series 2455, Class GK, 6.500%, 05/15/32	415
595		Series 2460, Class VZ, 6.000%, 11/15/29	605
849		Series 2466, Class DH, 6.500%, 06/15/32	869
1,012		Series 2466, Class PG, 6.500%, 04/15/32	1,029
373		Series 2474, Class NR, 6.500%, 07/15/32	381
611		Series 2484, Class LZ, 6.500%, 07/15/32	623
226		Series 2498, Class UD, 5.500%, 06/15/16	228
607		Series 2500, Class MC, 6.000%, 09/15/32	639
607		Series 2512, Class PG, 5.500%, 10/15/22	607
123		Series 2513, Class YO, PO, 02/15/32	118
529		Series 2515, Class DE, 4.000%, 03/15/32	498
45		Series 2519, Class BT, 8.500%, 09/15/31	48
318		Series 2527, Class VU, 5.500%, 10/15/13	322
299		Series 2535, Class BK, 5.500%, 12/15/22	307
425		Series 2537, Class TE, 5.500%, 12/15/17	438
675		Series 2543, Class YX, 6.000%, 12/15/32	718
188		Series 2557, Class WJ, 5.000%, 07/15/14	190
325		Series 2565, Class MB, 6.000%, 05/15/30	328
810		Series 2575, Class ME, 6.000%, 02/15/33	856
222		Series 2586, Class WI, IO, 6.500%, 03/15/33	27
801		Series 2594, Class VA, 6.000%, 03/15/14	813
302		Series 2594, Class VP, 6.000%, 02/15/14	306
405		Series 2594, Class VQ, 6.000%, 08/15/20	413
720		Series 2597, Class AD, 6.500%, 03/15/32	736
542		Series 2597, Class DS, IF, IO, 6.128%, 02/15/33	31
1,124		Series 2599, Class DS, IF, IO, 5.578%, 02/15/33	56
1,260		Series 2610, Class DS, IF, IO, 5.678%, 03/15/33	64
725		Series 2611, Class SH, IF, IO, 6.228%, 10/15/21	41
405		Series 2617, Class GR, 4.500%, 05/15/18	398
219		Series 2619, Class IM, IO, 5.000%, 10/15/21	15
300		Series 2622, Class PE, 4.500%, 05/15/18	297
1,000		Series 2628, Class WA, 4.000%, 07/15/28	976
202		Series 2631, Class LC, 4.500%, 06/15/18	199
202		Series 2640, Class VE, 3.250%, 07/15/22	193
51		Series 2643, Class HI, IO, 4.500%, 12/15/16	2
515		Series 2651, Class VZ, 4.500%, 07/15/18	507
157		Series 2656, Class SH, IF, 17.333%, 02/15/25	157
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,012
281		Series 2668, Class SB, IF, 5.936%, 10/15/15	269
202		Series 2672, Class ME, 5.000%, 11/15/22	202
506		Series 2675, Class CK, 4.000%, 09/15/18	487
361		Series 2682, Class YS, IF, 4.725%, 10/15/33	319
1,000		Series 2684, Class PO, PO, 01/15/33	736
243		Series 2684, Class TO, PO, 10/15/33	164
144		Series 2686, Class GB, 5.000%, 05/15/20	146
149		Series 2691, Class WS, IF, 6.866%, 10/15/33	128
1,000		Series 2695, Class DE, 4.000%, 01/15/17	995
218		Series 2705, Class SC, IF, 6.866%, 11/15/33	181
218		Series 2705, Class SD, IF, 7.171%, 11/15/33	191
14		Series 2733, Class GF, VAR, 0.000%, 09/15/33	13
87		Series 2739, Class S, IF, 9.155%, 01/15/34	72
150		Series 2744, Class FE, VAR, 0.000%, 02/15/34	123
18		Series 2744, Class PC, 5.500%, 01/15/31	18
405		Series 2744, Class TU, 5.500%, 05/15/32	402
172		Series 2753, Class S, IF, 9.155%, 02/15/34	145
182		Series 2755, Class PA, PO, 02/15/29	170
92		Series 2755, Class SA, IF, 11.355%, 05/15/30	84
59		Series 2769, Class PO, PO, 03/15/34	41
378		Series 2776, Class SK, IF, 6.941%, 04/15/34	311
371		Series 2841, Class YA, 5.500%, 07/15/27	373
125		Series 2846, Class PO, PO, 08/15/34	90
885		Series 2907, Class VC, 4.500%, 05/15/34	858
539		Series 2934, Class EC, PO, 02/15/20	494
500		Series 2999, Class ND, 4.500%, 07/15/20	481
584		Series 3068, Class AO, PO, 01/15/35	546
225		Series 3117, Class EO, PO, 02/15/36	201
75		Series 3117, Class OK, PO, 02/15/36	62
73		Series 3149, Class SO, PO, 05/15/36	49
413		Series 3150, Class PO, PO, 05/15/36	360
818		Series 3152, Class MO, PO, 03/15/36	687
120		Series 3158, Class LX, VAR, 0.000%, 05/15/36	100
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,024
444		Series 3179, Class OA, PO, 07/15/36	412
90		Series 3189, Class SN, IF, 14.151%, 11/15/35	95
254		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	24
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
70		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	73
61		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	64
608		Series T-54, Class 2A, 6.500%, 02/25/43	612
210		Series T-54, Class 3A, 7.000%, 02/25/43	213
58		Series T-58, Class APO, PO, 09/25/43	48
		Federal National Mortgage Association REMICS,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	5
22		Series 1989-70, Class G, 8.000%, 10/25/19	24
9		Series 1989-78, Class H, 9.400%, 11/25/19	10
8		Series 1989-83, Class H, 8.500%, 11/25/19	9
8		Series 1989-89, Class H, 9.000%, 11/25/19	9
2		Series 1990-1, Class D, 8.800%, 01/25/20	3
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
4		Series 1990-60, Class K, 5.500%, 06/25/20	4
4		Series 1990-63, Class H, 9.500%, 06/25/20	4
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
19		Series 1990-102, Class J, 6.500%, 08/25/20	20
8		Series 1990-120, Class H, 9.000%, 10/25/20	9
2		Series 1990-134, Class SC, IF, 19.444%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, IO, 908.500%, 02/25/21	—	(h)
12		Series 1991-42, Class S, IF, 15.159%, 05/25/21	14
—	(h)	Series 1992-33, Class F, VAR, 3.570%, 03/25/22	—	(h)
11		Series 1992-143, Class MA, 5.500%, 09/25/22	11
79		Series 1993-25, Class J, 7.500%, 03/25/23	85
514		Series 1993-37, Class PX, 7.000%, 03/25/23	558
168		Series 1993-54, Class Z, 7.000%, 04/25/23	180
35		Series 1993-62, Class SA, IF, 14.072%, 04/25/23	43
46		Series 1993-122, Class M, 6.500%, 07/25/23	48
18		Series 1993-165, Class SD, IF, 8.980%, 09/25/23	18
76		Series 1993-178, Class PK, 6.500%, 09/25/23	79
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,075
596		Series 1993-189, Class PL, 6.500%, 10/25/23	624
77		Series 1993-225, Class SG, IF, 21.436%, 12/25/13	91
125		Series 1993-247, Class SA, IF, 18.745%, 12/25/23	166
267		Series 1993-250, Class Z, 7.000%, 12/25/23	279
456		Series 1993-257, Class C, PO, 06/25/23	454
7		Series 1994-9, Class E, PO, 11/25/23	7
1		Series 1994-12, Class FC, VAR, 3.819%, 01/25/09	1
1		Series 1994-17, Class JB, IO, 6.500%, 02/25/09	—	(h)
1		Series 1994-20, Class Z, 6.500%, 02/25/09	—	(h)
5		Series 1994-34, Class DZ, 6.000%, 03/25/09	5
15		Series 1994-55, Class G, 6.750%, 12/25/23	15
333		Series 1996-14, Class SE, IF, IO, 7.010%, 08/25/23	63
2		Series 1996-24, Class E, PO, 03/25/09	2
16		Series 1996-27, Class FC, VAR, 1.938%, 03/25/17	16
35		Series 1996-59, Class J, 6.500%, 08/25/22	37
182		Series 1996-59, Class K, 6.500%, 07/25/23	186
152		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
152		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
71		Series 1997-27, Class J, 7.500%, 04/18/27	74
64		Series 1997-29, Class J, 7.500%, 04/20/27	69
141		Series 1997-39, Class PD, 7.500%, 05/20/27	151
62		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	9
11		Series 1998-4, Class C, PO, 04/25/23	10
—	(h)	Series 1998-27, Class B, PO, 12/25/08	—	(h)
133		Series 1998-36, Class ZB, 6.000%, 07/18/28	140
357		Series 2000-2, Class ZE, 7.500%, 02/25/30	388
174		Series 2001-4, Class PC, 7.000%, 03/25/21	187
229		Series 2001-5, Class OW, 6.000%, 03/25/16	237
516		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	110
362		Series 2001-36, Class DE, 7.000%, 08/25/31	386
91		Series 2001-44, Class PD, 7.000%, 09/25/31	97
518		Series 2001-48, Class Z, 6.500%, 09/25/21	553
102		Series 2001-49, Class Z, 6.500%, 09/25/31	106
109		Series 2001-52, Class XM, 6.500%, 11/25/10	111
57		Series 2001-61, Class VB, 7.000%, 12/25/16	57
50		Series 2001-71, Class GU, 6.000%, 05/25/14	50
327		Series 2001-71, Class MB, 6.000%, 12/25/16	341
403		Series 2001-71, Class QE, 6.000%, 12/25/16	420
2,264		Series 2001-74, Class MB, 6.000%, 12/25/16	2,373
221		Series 2001-80, Class PE, 6.000%, 07/25/29	225
90		Series 2001-81, Class LO, PO, 01/25/32	81
218		Series 2002-1, Class HC, 6.500%, 02/25/22	232
82		Series 2002-1, Class SA, IF, 20.654%, 02/25/32	96
183		Series 2002-2, Class UC, 6.000%, 02/25/17	189
400		Series 2002-3, Class OG, 6.000%, 02/25/17	417
47		Series 2002-8, Class SR, IF, 13.651%, 03/25/09	48
1,235		Series 2002-18, Class PC, 5.500%, 04/25/17	1,264
288		Series 2002-21, Class PE, 6.500%, 04/25/32	295
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	425
268		Series 2002-28, Class PK, 6.500%, 05/25/32	275
376		Series 2002-37, Class Z, 6.500%, 06/25/32	393
657		Series 2002-56, Class UC, 5.500%, 09/25/17	675
126		Series 2002-59, Class AC, 6.000%, 03/25/28	127
810		Series 2002-74, Class LD, 5.000%, 01/25/16	817
1,012		Series 2002-74, Class PD, 5.000%, 11/25/15	1,019
442		Series 2002-84, Class VB, 5.500%, 04/25/15	465
59		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	4
405		Series 2002-94, Class BK, 5.500%, 01/25/18	418
219		Series 2003-8, Class SB, IF, IO, 6.255%, 03/25/16	6
202		Series 2003-22, Class UD, 4.000%, 04/25/33	172
162		Series 2003-34, Class GB, 6.000%, 03/25/33	172
304		Series 2003-34, Class GE, 6.000%, 05/25/33	327
71		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	7
405		Series 2003-47, Class PE, 5.750%, 06/25/33	415
169		Series 2003-52, Class SX, IF, 18.765%, 10/25/31	194
168		Series 2003-64, Class SX, IF, 6.625%, 07/25/33	146
391		Series 2003-71, Class DS, IF, 3.667%, 08/25/33	320
793		Series 2003-73, Class GA, 3.500%, 05/25/31	753
1,137		Series 2003-80, Class SY, IF, IO, 6.255%, 06/25/23	115
405		Series 2003-83, Class PG, 5.000%, 06/25/23	402
887		Series 2003-86, Class PW, 4.500%, 06/25/15	890
105		Series 2003-91, Class SD, IF, 10.175%, 09/25/33	104
304		Series 2003-106, Class US, IF, 6.983%, 11/25/23	244
739		Series 2003-116, Class SB, IF, IO, 6.205%, 11/25/33	69
202		Series 2003-128, Class KE, 4.500%, 01/25/14	204
500		Series 2003-128, Class NG, 4.000%, 01/25/19	480
234		Series 2003-130, Class SX, IF, 9.428%, 01/25/34	239
841		Series 2004-1, Class DL, 4.500%, 02/25/18	843
303		Series 2004-14, Class SD, IF, 6.983%, 03/25/34	248
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	951
63		Series 2004-21, Class CO, PO, 04/25/34	45
405		Series 2004-25, Class PC, 5.500%, 01/25/34	423
221		Series 2004-25, Class SA, IF, 15.689%, 04/25/34	241
263		Series 2004-36, Class PC, 5.500%, 02/25/34	273
355		Series 2004-36, Class SA, IF, 15.689%, 05/25/34	382
287		Series 2004-76, Class CL, 4.000%, 10/25/19	276
322		Series 2005-40, Class YA, 5.000%, 09/25/20	326
472		Series 2005-52, Class PA, 6.500%, 06/25/35	487
391		Series 2005-56, Class S, IF, IO, 5.315%, 07/25/35	22
1,915		Series 2005-68, Class PG, 5.500%, 08/25/35	2,004
347		Series 2006-44, Class P, PO, 12/25/33	288
445		Series 2006-59, Class QO, PO, 01/25/33	381
296		Series 2006-65, Class QO, PO, 07/25/36	259
446		Series 2006-72, Class GO, PO, 08/25/36	409
500		Series 2006-77, Class PC, 6.500%, 08/25/36	534
828		Series 2006-110, Class PO, PO, 11/25/36	638
1,000		Series 2006-124, Class HB, VAR, 6.023%, 11/25/36	1,010
1,525		Series 2007-84, Class PD, 6.000%, 08/25/32	1,545
871		Series 2007-106, Class A7, VAR, 6.218%, 10/25/37	863
918		Series 2008-16, Class IS, IF, IO, 4.805%, 03/25/38	59
7		Series G-14, Class L, 8.500%, 06/25/21	7
35		Series G-18, Class Z, 8.750%, 06/25/21	39
10		Series G-22, Class G, 6.000%, 12/25/16	10
24		Series G-35, Class M, 8.750%, 10/25/21	26
100		Series G92-35, Class E, 7.500%, 07/25/22	108
6		Series G92-42, Class Z, 7.000%, 07/25/22	6
141		Series G92-44, Class ZQ, 8.000%, 07/25/22	152
109		Series G92-54, Class ZQ, 7.500%, 09/25/22	117
22		Series G93-5, Class Z, 6.500%, 02/25/23	24
26		Series G95-1, Class C, 8.800%, 01/25/25	28
		Federal National Mortgage Association STRIPS,
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
8		Series 218, Class 2, IO, 7.500%, 04/01/23	2
118		Series 329, Class 1, PO, 12/01/32	101
275		Series 340, Class 1, PO, 09/01/33	232
		Federal National Mortgage Association Whole Loan,
40		Series 2002-W5, Class A10, IF, IO, 6.705%, 11/25/30	2
288		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	292
83		Series 2003-W4, Class 2A, 6.500%, 10/25/42	84
245		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	251
		Government National Mortgage Association,
84		Series 1994-3, Class PQ, 7.488%, 07/16/24	89
287		Series 1994-4, Class KQ, 7.988%, 07/16/24	302
586		Series 1994-7, Class PQ, 6.500%, 10/16/24	612
121		Series 1995-3, Class DQ, 8.050%, 06/16/25	132
31		Series 1995-7, Class CQ, 7.500%, 09/16/25	34
234		Series 1996-16, Class E, 7.500%, 08/16/26	244
49		Series 1998-26, Class K, 7.500%, 09/17/25	53
730		Series 1999-10, Class ZC, 6.500%, 04/20/29	763
97		Series 1999-30, Class S, IF, IO, 7.178%, 08/16/29	10
90		Series 1999-41, Class Z, 8.000%, 11/16/29	96
63		Series 1999-44, Class PC, 7.500%, 12/20/29	69
148		Series 2000-6, Class Z, 7.500%, 02/20/30	162
26		Series 2000-9, Class Z, 8.000%, 06/20/30	30
619		Series 2000-9, Class ZJ, 8.500%, 02/16/30	676
246		Series 2000-14, Class PD, 7.000%, 02/16/30	260
71		Series 2000-16, Class ZN, 7.500%, 02/16/30	78
367		Series 2000-37, Class B, 8.000%, 12/20/30	376
30		Series 2000-38, Class AH, 7.150%, 12/20/30	31
234		Series 2001-7, Class PK, 6.500%, 03/20/31	241
12		Series 2001-32, Class WA, IF, 16.494%, 07/20/31	15
405		Series 2001-64, Class MQ, 6.500%, 12/20/31	418
86		Series 2002-7, Class PG, 6.500%, 01/20/32	90
113		Series 2002-31, Class S, IF, IO, 7.278%, 01/16/31	14
326		Series 2002-40, Class UK, 6.500%, 06/20/32	338
347		Series 2002-47, Class PG, 6.500%, 07/16/32	359
405		Series 2002-47, Class PY, 6.000%, 07/20/32	424
395		Series 2002-47, Class ZA, 6.500%, 07/20/32	410
31		Series 2002-51, Class SG, HB, IF, 26.115%, 04/20/31	41
186		Series 2002-54, Class GB, 6.500%, 08/20/32	193
107		Series 2002-79, Class KV, 6.000%, 11/20/13	109
248		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	17
218		Series 2003-4, Class NY, 5.500%, 12/20/13	225
69		Series 2003-24, Class PO, PO, 03/16/33	58
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	322
281		Series 2003-52, Class AP, PO, 06/16/33	252
75		Series 2003-95, Class SB, IF, 13.386%, 09/17/31	76
26		Series 2003-95, Class SC, IF, IO, 5.578%, 09/17/31	—	(h)
59		Series 2004-28, Class S, IF, 15.751%, 04/16/34	64
168		Series 2004-68, Class PO, PO, 05/20/31	142
124		Series 2004-73, Class AE, IF, 11.920%, 08/17/34	135
924		Series 2007-49, Class NO, PO, 12/20/35	771
425		Series 2008-25, Class SB, IF, IO, 5.448%, 03/20/38	27
		Vendee Mortgage Trust,
473		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	490
692		Series 1996-1, Class 1Z, 6.750%, 02/15/26	722
228		Series 1996-2, Class 1Z, 6.750%, 06/15/26	249
906		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,024
230		Series 1998-1, Class 2E, 7.000%, 09/15/27	248

			91,615

		Non-Agency CMO — 7.1%
339		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	320
82		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	55
104		Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	62
		Banc of America Mortgage Securities, Inc.,
85		Series 2003-8, Class APO, PO, 11/25/33	61
200		Series 2004-1, Class APO, PO, 02/25/34	154
148		Series 2004-6, Class APO, PO, 07/25/34	101
641		Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	599
		Citigroup Mortgage Loan Trust, Inc.,
167		Series 2003-UP3, Class A3, 7.000%, 09/25/33	164
367		Series 2003-UST1, Class A1, 5.500%, 12/25/18	351
68		Series 2003-UST1, Class PO1, PO, 12/25/18	51
49		Series 2003-UST1, Class PO3, PO, 12/25/18	37
		Countrywide Alternative Loan Trust,
676		Series 2002-8, Class A4, 6.500%, 07/25/32	673
1,319		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	872
350		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	289
202		Series 2005-26CB, Class A10, IF, 10.522%, 07/25/35	170
500		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	306
300		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	211
		Countrywide Home Loan Mortgage Pass-Through Trust,
711		Series 2003-26, Class 1A6, 3.500%, 08/25/33	585
132		Series 2003-J13, Class PO, PO, 01/25/34	99
329		Series 2003-J7, Class 4A3, IF, 7.978%, 08/25/18	246
74		Series 2004-HYB3, Class 2A, VAR, 4.149%, 06/20/34	54
628		Series 2005-22, Class 2A1, VAR, 5.251%, 11/25/35	318
348		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	238
352		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	321
551		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.315%, 06/25/20	458
131		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	91
		First Horizon Asset Securities, Inc.,
456		Series 2004-AR7, Class 2A1, VAR, 4.913%, 02/25/35	359
202		Series 2004-AR7, Class 2A2, VAR, 4.913%, 02/25/35	142
388		Series 2005-AR1, Class 2A2, VAR, 4.998%, 04/25/35	268
441		GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	429
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	356
549		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.694%, 08/25/35	4
325		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 4.537%, 04/21/34	249
		MASTR Alternative Loans Trust,
711		Series 2003-9, Class 8A1, 6.000%, 01/25/34	599
2,132		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,836
69		Series 2004-7, Class 30PO, PO, 08/25/34	45
171		Series 2004-10, Class 1A1, 4.500%, 09/25/19	140
661		Series 2005-6, Class 3A1, 5.500%, 11/25/20	507
		MASTR Asset Securitization Trust,
642		Series 2003-2, Class 1A1, 5.000%, 03/25/18	617
72		Series 2003-4, Class 2A2, 5.000%, 05/25/18	71
176		Series 2003-11, Class 6A2, 4.000%, 12/25/33	173
119		Series 2004-8, Class PO, PO, 08/25/19	87
581		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	335
103		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.715%, 02/25/35	49
		Nomura Asset Acceptance Corp.,
227		Series 2003-A1, Class A1, 5.500%, 05/25/33	191
153		Series 2003-A1, Class A2, 6.000%, 05/25/33	133
14		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
134		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	124
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
185		Series 2002-QS16, Class A3, IF, 13.706%, 10/25/17	196
889		Series 2002-QS8, Class A5, 6.250%, 06/25/17	873
215		Series 2003-QS3, Class A2, IF, 13.431%, 02/25/18	222
943		Series 2003-QS9, Class A3, IF, IO, 6.155%, 05/25/18	73
202		Series 2004-QS8, Class A2, 5.000%, 06/25/34	178
123		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	112
		Residential Funding Mortgage Securities I,
348		Series 2003-S11, Class A1, 2.500%, 06/25/18	332
202		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	186
476		Series 2003-S7, Class A17, 4.000%, 05/25/33	415
52		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	40
		WaMu Mortgage Pass-Through Certificates,
427		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	421
107		Series 2003-S10, Class A6, PO, 10/25/18	62
243		Series 2004-AR3, Class A2, VAR, 4.243%, 06/25/34	172
905		Series 2004-S3, Class 2A3, IF, 15.001%, 07/25/34	793
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	292
83		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	63
		Wells Fargo Mortgage Backed Securities Trust,
137		Series 2003-11, Class 1APO, PO, 10/25/18	100
402		Series 2003-13, Class A7, 4.500%, 11/25/18	394
178		Series 2003-17, Class 2A4, 5.500%, 01/25/34	169
232		Series 2004-7, Class 2A2, 5.000%, 07/25/19	223
604		Series 2004-BB, Class A4, VAR, 4.557%, 01/25/35	441
175		Series 2004-EE, Class 3A1, VAR, 4.381%, 12/25/34	137
506		Series 2004-S, Class A5, VAR, 3.732%, 09/25/34	491

			19,998

		Total Collateralized Mortgage Obligations (Cost $114,131)	111,613

		Commercial Mortgage-Backed Securities — 1.6%
500		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.352%, 09/10/47	392
		Bear Stearns Commercial Mortgage Securities,
300		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	240
360		Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	265
319		Series 2006-PW14, Class A1, 5.044%, 12/11/38	278
357		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.915%, 03/15/49	323
28		First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.645%, 06/15/31	28
500		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	406
		Morgan Stanley Capital I,
439		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	389
101		Series 2006-T23, Class A1, 5.682%, 08/12/41	90
500		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	504
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.087%, 08/15/39	761
810		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	767

		Total Commercial Mortgage-Backed Securities (Cost $5,271)	4,443

		Corporate Bonds — 23.1%
		Aerospace & Defense — 0.2%
100		Honeywell International, Inc., 5.300%, 03/01/18	96
250		Northrop Grumman Corp., 7.125%, 02/15/11	259
152		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	157

			512

		Air Freight & Logistics — 0.3%
758		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 07/15/23	743
150		United Parcel Service, Inc., 5.500%, 01/15/18	150

			893

		Airlines — 0.1%
106		American Airlines, Inc., 7.024%, 04/15/11 (c)	100
		Continental Airlines, Inc.,
202		7.056%, 03/15/11	189
40		7.256%, 09/15/21	30
78		UAL Pass-Through Trust, 6.071%, 03/01/13	74

			393

		Automobiles — 0.2%
709		Daimler Finance North America LLC, 7.200%, 09/01/09	660

		Beverages — 0.1%
75		Anheuser-Busch Cos, Inc., 5.500%, 01/15/18 (c)	65
70		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	73
30		Diageo Finance BV, (Netherlands), 5.300%, 10/28/15	28
25		PepsiCo, Inc., 7.900%, 11/01/18	28
30		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	27

			221

		Capital Markets — 3.9%
		Bear Stearns Cos., LLC (The),
600		3.250%, 03/25/09 (y)	595
100		5.700%, 11/15/14 (y)	92
450		6.400%, 10/02/17 (y)	432
100		7.250%, 02/01/18 (y)	101
		Credit Suisse USA, Inc.,
111		4.700%, 06/01/09	110
405		5.500%, 08/15/13	378
1,640		6.125%, 11/15/11	1,605
		Goldman Sachs Group, Inc. (The),
269		3.875%, 01/15/09 (c)	268
202		4.750%, 07/15/13	170
200		5.150%, 01/15/14	171
300		5.500%, 11/15/14	247
1,100		5.950%, 01/18/18	888
486		6.600%, 01/15/12	454
1,000		6.875%, 01/15/11	967
101		7.350%, 10/01/09 (c)	100
		Lehman Brothers Holdings, Inc.,
300		4.800%, 03/13/14 (d)	30
350		6.000%, 07/19/12 (d)	35
455		6.625%, 01/18/12 (d)	45
75		6.750%, 12/28/17 (d)	—	(h)
		Merrill Lynch & Co., Inc.,
217		4.125%, 01/15/09	216
200		4.500%, 11/04/10	190
200		5.000%, 01/15/15	180
157		5.450%, 07/15/14	144
87		6.000%, 02/17/09 (c)	87
50		6.150%, 04/25/13	47
534		6.400%, 08/28/17	490
266		6.875%, 04/25/18	250
		Morgan Stanley,
243		4.250%, 05/15/10	230
147		4.750%, 04/01/14	107
175		5.750%, 08/31/12	153
1,000		6.600%, 04/01/12	903
1,240		6.750%, 04/15/11	1,169

			10,854

		Chemicals — 0.4%
100		Air Products & Chemicals, Inc., 4.150%, 02/01/13	94
		Dow Chemical Co. (The),
100		6.000%, 10/01/12	97
304		6.125%, 02/01/11	305
		EI Du Pont de Nemours & Co.,
50		4.125%, 03/06/13	48
100		6.000%, 07/15/18	98
225		Monsanto Co., 7.375%, 08/15/12	237
100		Potash Corp. of Saskatchewan, (Canada), 4.875%, 03/01/13	94
230		Praxair, Inc., 4.625%, 03/30/15	217

			1,190

		Commercial Banks — 2.4%
		Barclays Bank plc, (United Kingdom),
100		5.450%, 09/12/12	100
250		6.050%, 12/04/17 (e)	213
152		Branch Banking & Trust Co., 4.875%, 01/15/13	140
350		Fifth Third Bancorp, 5.450%, 01/15/17	279
		Keycorp,
405		4.700%, 05/21/09 (c)	400
75		6.500%, 05/14/13	68
300		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	275
200		Marshall & Ilsley Corp., 5.350%, 04/01/11	149
233		Mellon Funding Corp., 3.250%, 04/01/09	231
150		National City Bank, VAR, 4.529%, 01/21/10	141
225		PNC Funding Corp., 5.250%, 11/15/15	207
607		State Street Corp., 7.650%, 06/15/10	623
		SunTrust Banks, Inc.,
270		5.250%, 11/05/12	257
229		6.375%, 04/01/11	228
		UBS AG, (Switzerland),
100		5.750%, 04/25/18	85
100		5.875%, 12/20/17	87
202		Wachovia Bank N.A., 7.800%, 08/18/10	199
		Wachovia Corp.,
288		3.625%, 02/17/09	286
850		5.750%, 02/01/18	766
		Wells Fargo & Co.,
406		3.125%, 04/01/09	406
235		5.000%, 11/15/14	229
415		5.625%, 12/11/17	394
		Wells Fargo Bank N.A.,
315		4.750%, 02/09/15	286
81		6.450%, 02/01/11	82
628		7.550%, 06/21/10	653

			6,784

		Communications Equipment — 0.0% (g)
100		Cisco Systems, Inc., 5.500%, 02/22/16	98

		Computers & Peripherals — 0.3%
325		Hewlett-Packard Co., 5.400%, 03/01/17	302
		International Business Machines Corp.,
283		5.390%, 01/22/09	283
150		5.700%, 09/14/17	143
200		7.625%, 10/15/18	215

			943

		Consumer Finance — 1.7%
91		American General Finance Corp., 5.375%, 10/01/12	37
71		Capital One Bank USA N.A., 5.750%, 09/15/10	66
		Capital One Financial Corp.,
100		5.700%, 09/15/11	85
245		6.250%, 11/15/13	206
		HSBC Finance Corp.,
202		4.750%, 05/15/09	198
200		5.250%, 01/15/14	182
1,000		5.875%, 02/01/09	995
202		6.375%, 11/27/12	192
452		6.750%, 05/15/11	440
835		7.000%, 05/15/12	803
698		8.000%, 07/15/10	692
		International Lease Finance Corp.,
152		5.875%, 05/01/13	102
100		6.375%, 03/15/09	94
200		John Deere Capital Corp., 4.400%, 07/15/09	199
		SLM Corp.,
100		4.000%, 01/15/10	89
263		5.375%, 01/15/13 (c)	191
202		Washington Mutual Finance Corp., 6.875%, 05/15/11 (d)	190

			4,761

		Diversified Financial Services — 4.7%
1,108		Associates Corp. of North America, 8.150%, 08/01/09	1,101
		Bank of America Corp.,
425		5.650%, 05/01/18	394
405		7.400%, 01/15/11	409
1,470		7.800%, 02/15/10	1,490
100		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	86
		Caterpillar Financial Services Corp.,
100		3.450%, 01/15/09	100
150		4.850%, 12/07/12	142
100		5.500%, 03/15/16	92
150		6.200%, 09/30/13	150
65		7.050%, 10/01/18	65
		CIT Group, Inc.,
250		5.000%, 02/13/14	149
300		7.625%, 11/30/12	209
		Citigroup, Inc.,
202		4.250%, 07/29/09	198
506		5.625%, 08/27/12	451
300		6.000%, 08/15/17	272
300		6.125%, 11/21/17	274
81		6.200%, 03/15/09	80
200		CME Group, Inc., 5.400%, 08/01/13	196
190		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	184
		General Electric Capital Corp.,
354		4.625%, 09/15/09	355
1,600		5.250%, 10/19/12	1,554
500		5.400%, 02/15/17	444
300		5.625%, 05/01/18	277
500		5.650%, 06/09/14 (c)	481
1,562		5.875%, 02/15/12	1,556
1,050		6.000%, 06/15/12	1,044
516		6.125%, 02/22/11	520
600		Genworth Global Funding Trusts, 5.200%, 10/08/10	450
233		Pacific Life Global Funding, 3.750%, 01/15/09 (e)	233
		Textron Financial Corp.,
125		5.125%, 02/03/11	107
100		5.400%, 04/28/13	81

			13,144

		Diversified Telecommunication Services — 2.1%
		AT&T, Inc.,
1,020		4.950%, 01/15/13	962
135		5.100%, 09/15/14	121
150		5.500%, 02/01/18	129
15		BellSouth Corp., 5.200%, 09/15/14	13
170		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	169
830		British Telecommunications plc, (United Kingdom), 8.125%, 12/15/10	829
587		France Telecom S.A., (France), 7.750%, 03/01/11	597
567		Nynex Capital Funding Co., SUB, 8.230%, 10/15/09	566
24		Nynex Corp., 9.550%, 05/01/10	24
		Telecom Italia Capital S.A., (Luxembourg),
420		4.950%, 09/30/14	307
225		5.250%, 11/15/13	171
275		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	253
283		TELUS Corp., (Canada), 8.000%, 06/01/11	286
100		Verizon Communications, Inc., 5.500%, 02/15/18	83
202		Verizon Florida LLC, 6.125%, 01/15/13	184
800		Verizon Global Funding Corp., 7.250%, 12/01/10	812
100		Verizon New England, Inc., 4.750%, 10/01/13	85
200		Verizon Virginia, Inc., 4.625%, 03/15/13	175

			5,766

		Electric Utilities — 0.8%
81		Alabama Power Co., 4.700%, 12/01/10	81
233		Carolina Power & Light Co., 5.125%, 09/15/13	229
100		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	88
50		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	49
25		Columbus Southern Power Co., 6.050%, 05/01/18	22
30		Connecticut Light & Power Co., 5.650%, 05/01/18	28
		Duke Energy Carolinas LLC,
200		5.625%, 11/30/12	201
205		6.250%, 01/15/12	208
300		Exelon Generation Co. LLC, 6.950%, 06/15/11	284
40		Georgia Power Co., 6.000%, 11/01/13	40
40		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	38
25		Oncor Electric Delivery Co., 5.950%, 09/01/13 (c) (e)	23
125		Pacific Gas & Electric Co., 5.625%, 11/30/17	117
75		Peco Energy Co., 5.350%, 03/01/18	67
221		PSEG Power LLC, 7.750%, 04/15/11	224
200		Public Service Electric & Gas Co., 6.330%, 11/01/13	202
		Spectra Energy Capital LLC,
100		5.500%, 03/01/14	87
30		5.668%, 08/15/14	26
		Virginia Electric and Power Co.,
210		5.100%, 11/30/12	198
100		5.400%, 04/30/18 (c)	90

			2,302

		Electronic Equipment, Instruments & Components — 0.0% (g)
100		Arrow Electronics, Inc., 6.875%, 07/01/13	96

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
50		7.500%, 01/15/14	51
304		8.050%, 02/01/10	306

			357

		Food Products — 0.3%
		Kellogg Co.,
100		4.250%, 03/06/13	95
200		5.125%, 12/03/12	197
450		Kraft Foods, Inc., 6.125%, 02/01/18	415

			707

		Gas Utilities — 0.3%
100		Atmos Energy Corp., 5.125%, 01/15/13	90
50		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	40
162		KeySpan Gas East Corp., 7.875%, 02/01/10	165
263		Southern California Gas Co., 4.800%, 10/01/12	259
50		Texas Eastern Transmission LP, 7.300%, 12/01/10	50
		TransCanada Pipelines Ltd., (Canada),
100		4.000%, 06/15/13	88
100		6.500%, 08/15/18	92

			784

		Health Care Equipment & Supplies — 0.0% (g)
50		Baxter International, Inc., 4.625%, 03/15/15	48

		Hotels, Restaurants & Leisure — 0.1%
150		McDonald’s Corp., 4.300%, 03/01/13	151

		Household Products — 0.0% (g)
92		Procter & Gamble - ESOP, 9.360%, 01/01/21	109

		Industrial Conglomerates — 0.0% (g)
100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	94

		Insurance — 2.0%
		American International Group, Inc.,
385		4.250%, 05/15/13	261
400		5.450%, 05/18/17	242
200		5.600%, 10/18/16	121
607		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	445
150		Berkshire Hathaway Finance Corp., 5.400%, 05/15/18 (e)	137
405		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	384
		John Hancock Global Funding II,
243		3.500%, 01/30/09 (e)	242
243		7.900%, 07/02/10 (e)	250
405		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	399
200		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	171
		Metropolitan Life Global Funding I,
222		5.200%, 09/18/13 (e)	198
100		5.750%, 07/25/11 (e)	95
445		Monumental Global Funding II, 4.375%, 07/30/09 (e)	439
121		Nationwide Financial Services, 6.250%, 11/15/11	112
		New York Life Global Funding,
223		3.875%, 01/15/09 (e)	223
506		5.375%, 09/15/13 (e)	493
765		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	759
		Protective Life Secured Trusts,
217		4.000%, 10/07/09	210
405		4.000%, 04/01/11	382

			5,563

		Machinery — 0.0% (g)
50		Eaton Corp., 5.600%, 05/15/18	44
25		Parker Hannifin Corp., 5.500%, 05/15/18	24

			68

		Media — 0.6%
200		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	200
749		Comcast Cable Holdings LLC, 9.800%, 02/01/12	771
		Comcast Corp.,
121		5.500%, 03/15/11	116
100		5.900%, 03/15/16	87
182		COX Communications, Inc., 7.750%, 11/01/10	177
		Time Warner Cable, Inc.,
100		5.850%, 05/01/17	84
100		8.250%, 02/14/14	99
223		Time Warner Entertainment Co. LP, 10.150%, 05/01/12	232

			1,766

		Metals & Mining — 0.1%
250		Alcoa, Inc., 5.550%, 02/01/17	183

		Multiline Retail — 0.1%
400		Target Corp., 6.000%, 01/15/18 (c)	342

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
195		6.250%, 06/30/12	187
150		8.875%, 01/15/19	153
80		Sempra Energy, 8.900%, 11/15/13	79
30		Wisconsin Electric Power Co., 6.000%, 04/01/14	31

			450

		Oil, Gas & Consumable Fuels — 0.5%
300		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	301
150		Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	128
400		ConocoPhillips, 8.750%, 05/25/10	421
		Marathon Oil Corp.,
250		5.900%, 03/15/18	209
175		6.000%, 10/01/17	151
40		PC Financial Partnership, 5.000%, 11/15/14	32
250		XTO Energy, Inc., 5.750%, 12/15/13	235

			1,477

		Paper & Forest Products — 0.2%
		International Paper Co.,
334		4.000%, 04/01/10	311
131		4.250%, 01/15/09	131
40		Weyerhaeuser Co., 6.750%, 03/15/12	34

			476

		Pharmaceuticals — 0.1%
100		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	102
150		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	148
75		Schering-Plough Corp., 6.000%, 09/15/17	70

			320

		Real Estate Investment Trusts (REITs) — 0.1%
150		HRPT Properties Trust, 6.650%, 01/15/18	96
		Simon Property Group LP,
100		5.625%, 08/15/14	76
40		6.100%, 05/01/16	27

			199

		Real Estate Management & Development — 0.0% (g)
81		ERP Operating LP, 4.750%, 06/15/09	79

		Road & Rail — 0.4%
		Burlington Northern Santa Fe Corp.,
235		6.125%, 03/15/09	235
100		7.000%, 02/01/14	102
202		7.125%, 12/15/10	206
50		Norfolk Southern Corp., 7.700%, 05/15/17	52
		Union Pacific Corp.,
100		4.875%, 01/15/15	89
100		5.650%, 05/01/17	91
250		5.700%, 08/15/18	231

			1,006

		Software — 0.1%
		Oracle Corp.,
200		5.250%, 01/15/16	190
100		5.750%, 04/15/18	93

			283

		Specialty Retail — 0.0% (g)
130		Home Depot, Inc., 5.400%, 03/01/16	104

		Thrifts & Mortgage Finance — 0.4%
810		Countrywide Home Loans, Inc., 4.000%, 03/22/11	756
304		Wachovia Mortgage FSB, 4.500%, 06/15/09	284

			1,040

		Water Utilities — 0.1%
200		American Water Capital Corp., 6.085%, 10/15/17	169

		Wireless Telecommunication Services — 0.2%
364		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	369
300		Sprint Nextel Corp., 6.000%, 12/01/16	166
125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15 (c)	105

			640

		Total Corporate Bonds (Cost $71,912)	65,032

		Foreign Government Security — 0.2%
607		Province of Quebec, (Canada), 5.750%, 02/15/09 (Cost $609)	611

		Mortgage Pass-Through Securities — 14.8%
		Federal Home Loan Mortgage Corp.,
1,023		ARM, 4.517%, 12/01/34	1,018
18		ARM, 5.125%, 07/01/26	18
289		ARM, 5.477%, 01/01/37	292
83		ARM, 5.548%, 01/01/27	83
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,803		4.000%, 05/01/14 - 06/01/19	1,799
160		4.500%, 10/01/18	161
307		5.000%, 12/01/17	313
47		5.500%, 06/01/17	48
66		6.000%, 04/01/18	68
2,039		6.500%, 01/01/17 - 03/01/22	2,092
388		7.000%, 08/01/10 - 01/01/17	404
20		7.500%, 08/01/09 - 10/01/14	20
5		8.500%, 01/01/10	5
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
49		6.000%, 12/01/22	50
282		6.500%, 12/01/13 - 08/01/26	291
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
209		6.000%, 01/01/34	214
23		7.000%, 04/01/22 - 04/01/26	24
16		7.500%, 08/01/25	17
20		8.000%, 07/01/20 - 11/01/24	21
54		8.500%, 07/01/28	58
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
9		12.000%, 08/01/15 - 07/01/19	10
		Federal National Mortgage Association,
847		ARM, 4.104%, 09/01/33	843
38		ARM, 4.143%, 09/01/27	37
609		ARM, 4.214%, 08/01/35	604
39		ARM, 4.401%, 03/01/29	39
796		ARM, 4.615%, 09/01/34	796
662		ARM, 4.646%, 04/01/35	660
571		ARM, 4.751%, 09/01/35	573
755		ARM, 4.779%, 08/01/34	756
349		ARM, 4.827%, 01/01/35	347
14		ARM, 4.858%, 03/01/19	14
442		ARM, 4.860%, 04/01/33	440
448		ARM, 4.872%, 02/01/35	447
531		ARM, 4.920%, 02/01/35	546
662		ARM, 5.016%, 01/01/35	665
407		ARM, 5.116%, 11/01/33	415
574		ARM, 5.146%, 10/01/34	575
805		ARM, 5.223%, 02/01/36	823
593		ARM, 5.248%, 09/01/35	603
8		ARM, 5.537%, 06/01/26	8
541		ARM, 5.823%, 07/01/46	550
434		ARM, 6.190%, 09/01/36	442
4		ARM, 6.328%, 08/01/19	5
		Federal National Mortgage Association, 15 Year, Single Family,
6,083		4.000%, 07/01/18 - 05/01/19	6,042
4,228		4.500%, 05/01/18 - 05/01/19	4,262
2,639		5.000%, 12/01/16 - 04/01/19	2,688
1,292		5.500%, 01/01/20 - 06/01/20	1,322
2,543		6.000%, 02/01/19 - 03/01/21	2,607
421		6.500%, 12/01/10 - 08/01/20	433
2		7.000%, 06/01/10	2
52		7.500%, 10/01/12	54
38		8.000%, 11/01/12	40
		Federal National Mortgage Association, 20 Year, Single Family,
363		6.000%, 04/01/24	373
470		6.500%, 05/01/22	486
		Federal National Mortgage Association, 30 Year FHA/VA,
36		6.000%, 09/01/33	37
65		6.500%, 03/01/29	67
52		8.500%, 08/01/27 - 02/01/30	55
36		9.000%, 09/01/19 - 12/01/30	39
13		9.500%, 12/01/18	15
		Federal National Mortgage Association, 30 Year, Single Family,
339		4.500%, 08/01/33	335
2,277		5.000%, 07/01/33 - 11/01/33	2,297
305		5.500%, 12/01/33	311
643		6.000%, 12/01/32 - 09/01/33	658
127		6.500%, 08/01/31	131
62		7.000%, 07/01/25 - 08/01/32	65
36		7.500%, 11/01/22 - 05/01/25	38
120		8.000%, 03/01/21 - 11/01/28	127
19		8.500%, 07/01/24 - 06/01/25	21
2		9.000%, 04/01/26	2
7		10.000%, 02/01/24	8
9		12.500%, 01/01/16	10
324		Federal National Mortgage Association, Other, 4.000%, 09/01/13	327
		Government National Mortgage Association II, 30 Year, Single Family,
130		6.000%, 03/20/28	134
27		7.500%, 02/20/28 - 09/20/28	29
72		8.000%, 12/20/25 - 10/20/28	77
42		8.500%, 03/20/25 - 05/20/25	45
		Government National Mortgage Association, 15 Year, Single Family,
79		6.000%, 10/15/17	82
1		6.500%, 07/15/09	1
14		7.500%, 02/15/12 - 03/15/12	15
78		8.000%, 08/15/09 - 01/15/16	83
		Government National Mortgage Association, 30 Year, Single Family,
223		6.000%, 11/15/28	229
325		6.500%, 01/15/24 - 02/15/33	335
402		7.000%, 08/15/23 - 06/15/33	417
64		7.500%, 11/15/22 - 06/15/32	68
21		8.000%, 05/15/22 - 08/15/28	23
17		8.500%, 11/15/17	18
25		9.000%, 04/15/09 - 11/15/24	27
48		9.500%, 10/15/09 - 12/15/25	53
21		12.000%, 11/15/19	24

		Total Mortgage Pass-Through Securities (Cost $41,068)	41,706

		Supranational — 0.0% (g)
40		Corp. Andina de Fomento, 5.200%, 05/21/13	35
20		Inter-American Development Bank, 8.400%, 09/01/09	21

		Total Supranational (Cost $61)	56

		U.S. Government Agency Securities — 1.2%
		Federal Home Loan Bank System,
2,164		4.720%, 09/20/12	2,196
202		6.210%, 06/02/09	207
		Federal National Mortgage Association,
678		6.250%, 02/01/11	709
121		6.625%, 11/15/10 (c)	130

		Total U.S. Government Agency Securities (Cost $3,196)	3,242

		U.S. Treasury Obligations — 11.7%
		U.S. Treasury Bonds,
405		9.875%, 11/15/15 (m)	584
858		12.500%, 08/15/14	925
		U.S. Treasury Bonds Coupon STRIPS,
61		02/15/12	58
101		08/15/12	95
202		11/15/13	183
800		02/15/14 (m)	713
3,316		05/15/14 (m)	2,929
4,602		08/15/14 (m)	4,006
2,768		11/15/14 (m)	2,383
3,200		02/15/15	2,644
127		08/15/15 (c)	102
7,452		11/15/15 (m)	5,981
5,766		02/15/16 (m)	4,546
1,072		05/15/16 (c)	839
555		08/15/16 (c)	428
200		11/15/16 (c)	151
600		05/15/17 (c)	448
560		08/15/17 (c)	412
460		11/15/17 (c)	336
		U.S. Treasury Bonds Principal STRIPS,
1,518		11/15/09	1,497
3,500		02/15/15 (c)	2,910
400		05/15/16 (c)	315
100		08/15/17 (c)	74
500		U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	448

		Total U.S. Treasury Obligations (Cost $30,661)	33,007

		Total Long-Term Investments (Cost $275,266)	267,064

SHARES

	Short-Term Investment — 4.6%
	Investment Company — 4.6%
13,043	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares (b) (Cost $13,043)	13,043

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 2.8%
	Corporate Notes — 2.0%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 2.869%, 03/12/10 (d) (e)	1,952
2,000	General Electric Capital Corp., VAR, 1.150%, 03/12/10 (d)	1,856
2,000	Monumental Global Funding III, VAR, 2.203%, 05/24/10 (d) (e)	1,847

		5,655

SHARES

	Investment Company — 0.8%
2,047	JPMorgan Prime Money Market Fund, Capital Shares (b)	2,047

	Total Investments of Cash Collateral for Securities on Loan (Cost $8,047)	7,702

	Total Investments — 102.3% (Cost $296,356)	287,809

	Liabilities in Excess of Other Assets — (2.3)%	(6,426)

	NET ASSETS — 100.0%	$281,383

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2008. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)		Security was purchased prior to its affiliate with JPMorgan Chase & Co.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,225
Aggregate gross unrealized depreciation	(13,772)

Net unrealized appreciation/depreciation	($8,547)

Federal income tax cost of investments	$296,356

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 15,090	$ -
Level 2 - Other significant observable inputs	272,719	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 287,809	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2009

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

January 27, 2009